JPMorgan Core Plus Bond ETF
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 31.7%
Aerospace & Defense — 0.5%
Boeing Co. (The)
1.17%, 2/4/2023	120,000	119,094
2.75%, 2/1/2026	14,000	12,960
2.20%, 2/4/2026	95,000	86,356
3.10%, 5/1/2026	35,000	32,629
2.70%, 2/1/2027	65,000	58,721
5.93%, 5/1/2060	40,000	37,126
Bombardier, Inc. (Canada)
7.50%, 12/1/2024 (a)	100,000	100,500
6.00%, 2/15/2028 (a)	85,000	79,704
BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	130,000	114,400
Howmet Aerospace, Inc.
5.13%, 10/1/2024	142,000	140,704
5.95%, 2/1/2037	14,000	13,232
Lockheed Martin Corp.
4.50%, 5/15/2036	125,000	120,405
4.70%, 5/15/2046	100,000	94,698
Precision Castparts Corp. 4.38%, 6/15/2045	154,000	136,267
Raytheon Technologies Corp.
4.13%, 11/16/2028	735,000	712,274
2.38%, 3/15/2032	95,000	77,956
3.13%, 7/1/2050	125,000	90,007
3.03%, 3/15/2052	350,000	245,402
Spirit AeroSystems, Inc.
7.50%, 4/15/2025 (a)	33,000	32,645
9.38%, 11/30/2029 (a)	78,000	82,095
TransDigm, Inc. 6.25%, 3/15/2026 (a)	280,000	278,639
Triumph Group, Inc.
8.88%, 6/1/2024 (a)	100,000	102,250
6.25%, 9/15/2024 (a)	10,000	9,500
7.75%, 8/15/2025	16,000	13,720
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a)	20,000	12,700
		2,803,984
Airlines — 0.2%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	240,000	232,756
5.75%, 4/20/2029 (a)	390,000	363,070
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	28,153	26,803
Delta Air Lines, Inc. 7.38%, 1/15/2026	105,000	108,473
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	180,500	179,596
United Airlines Holdings, Inc.
5.00%, 2/1/2024	20,000	19,600
4.88%, 1/15/2025	16,000	15,364
		945,662
Auto Components — 0.3%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	200,000	186,682

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Auto Components — continued
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	65,000	61,441
3.75%, 1/30/2031 (a)	75,000	62,806
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	115,000	108,100
6.88%, 7/1/2028	120,000	115,560
5.00%, 10/1/2029	75,000	65,262
Aptiv plc 5.40%, 3/15/2049	25,000	21,682
Clarios Global LP 6.25%, 5/15/2026 (a)	67,000	66,372
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024 (a)	5,000	5,231
5.63%, 11/15/2026 (a)	30,000	12,543
Dana, Inc.
5.38%, 11/15/2027	130,000	119,121
4.50%, 2/15/2032	40,000	31,325
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	19,000	18,257
5.00%, 7/15/2029	220,000	191,400
5.25%, 7/15/2031	225,000	192,748
Icahn Enterprises LP
6.38%, 12/15/2025	22,000	21,487
5.25%, 5/15/2027	125,000	115,124
Lear Corp. 2.60%, 1/15/2032	10,000	7,678
		1,402,819
Automobiles — 0.2%
Ford Motor Co. 9.63%, 4/22/2030	315,000	360,590
General Motors Co. 5.95%, 4/1/2049	25,000	23,232
Hyundai Capital America
0.80%, 1/8/2024 (a)	170,000	161,185
1.50%, 6/15/2026 (a)	40,000	34,518
3.00%, 2/10/2027 (a)	200,000	177,611
Nissan Motor Co. Ltd. (Japan) 4.35%, 9/17/2027 (a)	200,000	180,195
		937,331
Banks — 6.6%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (b)	200,000	162,123
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (b)	200,000	144,863
ASB Bank Ltd. (New Zealand) 2.38%, 10/22/2031 (a)	200,000	158,011
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.88%, 9/18/2023	200,000	193,077
Banco Santander SA (Spain)
2.75%, 5/28/2025	200,000	187,952
5.29%, 8/18/2027	1,400,000	1,358,514
Bank of America Corp.
(SOFR + 0.41%), 0.52%, 6/14/2024 (b)	400,000	388,189
3.88%, 8/1/2025	203,000	200,149
(SOFR + 1.01%), 1.20%, 10/24/2026 (b)	700,000	621,403
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (b)	40,000	37,730

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (b)	236,000	222,067
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (b)	1,205,000	1,122,462
(ICE LIBOR USD 3 Month + 1.37%), 3.59%, 7/21/2028 (b)	261,000	241,991
(SOFR + 2.04%), 4.95%, 7/22/2028 (b)	390,000	382,310
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (b)	454,000	413,981
(SOFR + 1.06%), 2.09%, 6/14/2029 (b)	135,000	113,952
(SOFR + 1.53%), 1.90%, 7/23/2031 (b)	660,000	514,572
(SOFR + 1.37%), 1.92%, 10/24/2031 (b)	50,000	38,728
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (b)	480,000	389,391
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	340,000	275,447
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	1,150,000	901,053
(SOFR + 1.21%), 2.57%, 10/20/2032 (b)	1,025,000	816,158
(SOFR + 2.16%), 5.02%, 7/22/2033 (b)	225,000	217,219
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040 (b)	112,000	94,835
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	150,000	104,639
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (b)	259,000	253,774
Bank of Montreal (Canada) 1.50%, 1/10/2025	370,000	344,934
Bank of New Zealand (New Zealand) 3.50%, 2/20/2024 (a)	250,000	245,558
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 3 Month + 2.65%), 6.57%, 1/12/2023 (b) (c) (d)	50,000	46,250
2.20%, 2/3/2025	112,000	105,509
3.45%, 4/11/2025	300,000	290,275
Banque Federative du Credit Mutuel SA (France)
3.75%, 7/20/2023 (a)	250,000	247,515
4.52%, 7/13/2025 (a)	320,000	314,850
1.60%, 10/4/2026 (a)	200,000	174,239
Barclays plc (United Kingdom)
5.20%, 5/12/2026	200,000	193,918
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (b)	200,000	172,023
BNP Paribas SA (France) (SOFR + 1.61%), 1.90%, 9/30/2028 (a) (b)	200,000	164,729
Canadian Imperial Bank of Commerce (Canada)
3.10%, 4/2/2024	34,000	33,173
3.30%, 4/7/2025	105,000	101,174
Citigroup, Inc.
(SOFR + 1.37%), 4.14%, 5/24/2025 (b)	81,000	79,497
(SOFR + 0.69%), 2.01%, 1/25/2026 (b)	444,000	412,230
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	408,000	409,430
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (b)	550,000	518,818
Series VAR, (SOFR + 1.28%), 3.07%, 2/24/2028 (b)	445,000	404,344
(SOFR + 1.89%), 4.66%, 5/24/2028 (b)	60,000	58,401
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (b)	1,200,000	1,111,144
(ICE LIBOR USD 3 Month + 1.19%), 4.07%, 4/23/2029 (b)	545,000	509,165
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	25,000	21,318
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	155,000	144,074
(SOFR + 2.11%), 2.57%, 6/3/2031 (b)	120,000	98,345
(SOFR + 1.17%), 2.56%, 5/1/2032 (b)	260,000	207,937
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	515,000	404,678

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.38%), 2.90%, 11/3/2042 (b)	55,000	38,608
Citizens Financial Group, Inc. 2.50%, 2/6/2030	11,000	8,969
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	250,000	226,543
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (b)	250,000	217,861
(USD Swap Semi 5 Year + 1.64%), 4.00%, 1/10/2033 (a) (b)	250,000	216,889
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 3.77%, 3/28/2025 (a) (b)	200,000	192,547
Fifth Third Bancorp 3.65%, 1/25/2024	70,000	68,903
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (b)	400,000	395,314
(SOFR + 1.43%), 3.00%, 3/10/2026 (b)	290,000	270,647
(SOFR + 3.03%), 7.34%, 11/3/2026 (b)	1,095,000	1,143,544
(SOFR + 1.29%), 1.59%, 5/24/2027 (b)	200,000	171,361
(SOFR + 2.61%), 5.21%, 8/11/2028 (b)	305,000	294,319
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	1,370,000	1,136,946
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	1,200,000	969,770
(SOFR + 1.41%), 2.87%, 11/22/2032 (b)	250,000	190,447
(SOFR + 2.87%), 5.40%, 8/11/2033 (b)	200,000	187,255
6.10%, 1/14/2042	230,000	237,027
ING Groep NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (b)	200,000	178,559
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 3.88%, 5/16/2027 (b) (c) (d)	200,000	141,935
Intesa Sanpaolo SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (b)	200,000	131,471
KeyCorp 2.25%, 4/6/2027	57,000	50,423
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (b)	200,000	188,846
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.76%, 7/26/2023	100,000	99,065
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024 (b)	200,000	192,268
3.78%, 3/2/2025	269,000	262,232
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (b)	1,129,000	1,122,176
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 5.41%, 9/13/2028 (b)	580,000	580,428
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.87%), 2.17%, 5/22/2032 (b)	225,000	171,452
National Australia Bank Ltd. (Australia) 3.38%, 1/14/2026	250,000	239,885
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (b)	300,000	291,910
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (b)	200,000	208,401
(ICE LIBOR USD 3 Month + 1.91%), 5.08%, 1/27/2030 (b)	200,000	187,180
NatWest Markets plc (United Kingdom) 0.80%, 8/12/2024 (a)	200,000	184,551
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	200,000	200,771
PNC Financial Services Group, Inc. (The) 2.55%, 1/22/2030	99,000	84,003
Royal Bank of Canada (Canada)
4.65%, 1/27/2026	45,000	44,559
4.24%, 8/3/2027	425,000	411,835

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (b)	200,000	169,629
(ICE LIBOR USD 3 Month + 1.40%), 3.82%, 11/3/2028 (b)	200,000	176,564
Societe Generale SA (France)
4.25%, 4/14/2025 (a)	200,000	191,078
4.75%, 11/24/2025 (a)	200,000	190,498
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	200,000	172,955
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	200,000	170,166
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (b)	1,200,000	1,040,981
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (b)	200,000	186,840
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.78%, 11/16/2025 (a) (b)	200,000	206,295
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (b)	400,000	421,949
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.75%, 7/19/2023	53,000	52,500
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.05%, 9/12/2025 (a)	60,000	53,750
4.95%, 9/15/2027 (a)	200,000	198,675
Swedbank AB (Sweden) 5.34%, 9/20/2027 (a)	200,000	198,231
Toronto-Dominion Bank (The) (Canada)
3.25%, 3/11/2024	33,000	32,321
2.65%, 6/12/2024	81,000	78,335
2.00%, 9/10/2031	385,000	303,100
Truist Bank 4.05%, 11/3/2025	60,000	58,928
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	200,000	169,465
US Bancorp 3.00%, 7/30/2029	97,000	86,109
Wells Fargo & Co.
3.55%, 9/29/2025	227,000	219,938
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (b)	713,000	664,740
(SOFR + 1.32%), 3.91%, 4/25/2026 (b)	90,000	87,203
3.00%, 10/23/2026	360,000	336,207
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	325,000	301,891
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	1,281,000	1,188,636
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	320,000	312,535
(SOFR + 1.26%), 2.57%, 2/11/2031 (b)	250,000	209,172
(SOFR + 2.10%), 4.90%, 7/25/2033 (b)	180,000	173,441
4.90%, 11/17/2045	25,000	22,065
Westpac Banking Corp. (Australia)
2.85%, 5/13/2026	175,000	165,120
1.95%, 11/20/2028	30,000	25,588
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (b)	275,000	251,085
		35,423,008
Beverages — 0.3%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	540,000	518,127
4.90%, 2/1/2046	305,000	285,322
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	195,000	178,537

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — continued
4.44%, 10/6/2048	40,000	35,127
Coca-Cola Co. (The) 2.60%, 6/1/2050	50,000	34,364
Constellation Brands, Inc. 4.65%, 11/15/2028	145,000	141,755
Diageo Capital plc (United Kingdom) 3.88%, 4/29/2043	230,000	191,614
Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	150,000	106,500
Keurig Dr Pepper, Inc. 3.40%, 11/15/2025	38,000	36,742
		1,528,088
Biotechnology — 0.5%
AbbVie, Inc.
2.95%, 11/21/2026	73,000	68,348
3.20%, 11/21/2029	421,000	384,364
4.05%, 11/21/2039	674,000	588,840
4.63%, 10/1/2042	75,000	68,029
4.25%, 11/21/2049	230,000	197,772
Amgen, Inc.
1.65%, 8/15/2028	75,000	63,800
3.35%, 2/22/2032	610,000	543,588
3.15%, 2/21/2040	127,000	97,645
Biogen, Inc. 2.25%, 5/1/2030	65,000	53,622
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	100,000	45,000
Gilead Sciences, Inc.
2.95%, 3/1/2027	195,000	182,103
1.65%, 10/1/2030	118,000	94,798
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	200,000	168,076
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	80,000	62,855
		2,618,840
Building Products — 0.3%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	350,000	283,731
Griffon Corp. 5.75%, 3/1/2028	235,000	218,585
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	200,000	183,993
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	165,000	129,250
Masco Corp. 1.50%, 2/15/2028	25,000	20,789
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	155,000	130,553
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	20,000	18,405
4.75%, 1/15/2028 (a)	310,000	280,958
Summit Materials LLC 5.25%, 1/15/2029 (a)	205,000	189,246
		1,455,510
Capital Markets — 2.3%
Ameriprise Financial, Inc. 4.00%, 10/15/2023	47,000	46,638
Bank of New York Mellon Corp. (The)
2.10%, 10/24/2024	30,000	28,581
3.25%, 5/16/2027	160,000	151,934
Charles Schwab Corp. (The)
0.90%, 3/11/2026	30,000	26,741
2.75%, 10/1/2029	46,000	40,278

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Coinbase Global, Inc. 3.63%, 10/1/2031 (a)	125,000	67,500
Credit Suisse AG (Switzerland)
1.00%, 5/5/2023	534,000	512,516
3.70%, 2/21/2025	310,000	282,231
Credit Suisse Group AG (Switzerland)
(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (b)	250,000	196,595
(SOFR + 5.02%), 9.02%, 11/15/2033 (a) (b)	250,000	253,817
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	53,000	52,780
Deutsche Bank AG (Germany) (SOFR + 2.16%), 2.22%, 9/18/2024 (b)	150,000	143,910
Goldman Sachs Group, Inc. (The)
3.50%, 4/1/2025	280,000	270,951
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (b)	201,000	193,507
3.50%, 11/16/2026	371,000	352,887
3.85%, 1/26/2027	135,000	129,721
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	1,085,000	954,031
(SOFR + 1.51%), 4.39%, 6/15/2027 (b)	117,000	112,905
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	150,000	133,821
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (b)	320,000	299,276
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	785,000	634,119
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	170,000	134,281
(SOFR + 1.26%), 2.65%, 10/21/2032 (b)	25,000	20,078
(SOFR + 1.41%), 3.10%, 2/24/2033 (b)	190,000	157,798
(SOFR + 1.51%), 3.21%, 4/22/2042 (b)	60,000	44,478
(SOFR + 1.63%), 3.44%, 2/24/2043 (b)	18,000	13,636
LPL Holdings, Inc. 4.00%, 3/15/2029 (a)	120,000	104,680
Morgan Stanley
(SOFR + 1.16%), 3.62%, 4/17/2025 (b)	90,000	87,718
3.88%, 1/27/2026	330,000	319,746
3.13%, 7/27/2026	130,000	121,937
3.63%, 1/20/2027	191,000	181,494
(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	210,000	185,006
(SOFR + 1.00%), 2.48%, 1/21/2028 (b)	614,000	545,519
(SOFR + 1.61%), 4.21%, 4/20/2028 (b)	303,000	288,638
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (b)	760,000	701,498
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (b)	373,000	352,766
(SOFR + 1.14%), 2.70%, 1/22/2031 (b)	70,000	58,658
(SOFR + 1.18%), 2.24%, 7/21/2032 (b)	80,000	62,389
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	788,000	626,634
(SOFR + 1.29%), 2.94%, 1/21/2033 (b)	25,000	20,472
(SOFR + 1.49%), 3.22%, 4/22/2042 (b)	285,000	214,611
MSCI, Inc. 4.00%, 11/15/2029 (a)	115,000	101,548
Northern Trust Corp. 3.95%, 10/30/2025	60,000	58,990
Nuveen LLC 4.00%, 11/1/2028 (a)	160,000	150,507
S&P Global, Inc.
2.70%, 3/1/2029 (a)	206,000	183,093
1.25%, 8/15/2030	500,000	387,995
2.90%, 3/1/2032 (a)	112,000	96,509
3.25%, 12/1/2049	73,000	54,179

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
State Street Corp. (SOFR + 1.72%), 5.82%, 11/4/2028 (b)	135,000	139,639
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (b)	585,000	502,682
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (b)	200,000	192,087
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (b)	200,000	170,201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (a) (b)	720,000	561,732
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.40%), 4.99%, 8/5/2033 (a) (b)	200,000	186,334
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 3.18%, 2/11/2043 (a) (b)	200,000	135,917
		12,048,189
Chemicals — 0.4%
Avient Corp. 7.13%, 8/1/2030 (a)	110,000	107,393
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	150,000	137,530
CF Industries, Inc.
5.15%, 3/15/2034	60,000	57,231
4.95%, 6/1/2043	70,000	60,819
Chemours Co. (The)
5.38%, 5/15/2027	65,000	58,825
5.75%, 11/15/2028 (a)	215,000	188,827
CVR Partners LP 6.13%, 6/15/2028 (a)	70,000	63,205
Ecolab, Inc.
3.25%, 12/1/2027	52,000	48,805
2.13%, 2/1/2032	75,000	60,531
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	165,000	141,019
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	200,000	177,816
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (a)	116,000	96,944
3.27%, 11/15/2040 (a)	25,000	18,176
3.47%, 12/1/2050 (a)	13,000	8,936
LYB International Finance III LLC 3.38%, 10/1/2040	40,000	29,019
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (a)	310,000	278,249
Nutrien Ltd. (Canada)
5.90%, 11/7/2024	189,000	191,183
2.95%, 5/13/2030	80,000	68,727
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	375,000	306,562
Sherwin-Williams Co. (The) 4.50%, 6/1/2047	15,000	12,994
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	145,000	116,181
WR Grace Holdings LLC
5.63%, 10/1/2024 (a)	85,000	83,093
4.88%, 6/15/2027 (a)	105,000	94,075
		2,406,140
Commercial Services & Supplies — 0.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	165,000	137,843
ADT Security Corp. (The)
4.13%, 6/15/2023	26,000	25,742
4.13%, 8/1/2029 (a)	140,000	122,193
4.88%, 7/15/2032 (a)	20,000	17,304
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	200,000	169,623

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	155,000	144,951
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	140,000	125,733
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025 (a)	105,000	98,300
5.13%, 12/15/2026 (a)	55,000	52,963
4.00%, 8/1/2028 (a)	185,000	158,713
Madison IAQ LLC 4.13%, 6/30/2028 (a)	280,000	242,141
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	282,000	279,180
3.38%, 8/31/2027 (a)	120,000	105,584
Stericycle, Inc.
5.38%, 7/15/2024 (a)	85,000	84,014
3.88%, 1/15/2029 (a)	120,000	104,400
Waste Management, Inc. 1.50%, 3/15/2031	20,000	15,849
		1,884,533
Communications Equipment — 0.1%
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	105,000	98,401
CommScope, Inc. 6.00%, 3/1/2026 (a)	272,000	263,149
		361,550
Construction & Engineering — 0.1%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	115,000	98,767
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	210,000	162,750
MasTec, Inc. 4.50%, 8/15/2028 (a)	165,000	148,969
Weekley Homes LLC 4.88%, 9/15/2028 (a)	150,000	121,572
		532,058
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc. 2.40%, 7/15/2031	70,000	56,863
Consumer Finance — 1.0%
AerCap Ireland Capital DAC (Ireland)
1.15%, 10/29/2023	450,000	430,031
2.45%, 10/29/2026	150,000	131,894
3.00%, 10/29/2028	450,000	380,200
American Express Co.
2.55%, 3/4/2027	340,000	308,804
5.85%, 11/5/2027	270,000	280,343
Avolon Holdings Funding Ltd. (Ireland)
5.13%, 10/1/2023 (a)	170,000	167,713
5.25%, 5/15/2024 (a)	250,000	243,883
2.88%, 2/15/2025 (a)	28,000	25,705
5.50%, 1/15/2026 (a)	60,000	56,832
2.13%, 2/21/2026 (a)	275,000	235,384
4.25%, 4/15/2026 (a)	25,000	22,683
Capital One Financial Corp. (SOFR + 1.27%), 2.62%, 11/2/2032 (b)	100,000	76,549
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	200,000	190,226
4.27%, 1/9/2027	600,000	555,174

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
4.13%, 8/17/2027	300,000	273,711
4.00%, 11/13/2030	250,000	211,462
3.63%, 6/17/2031	200,000	164,029
General Motors Financial Co., Inc.
3.80%, 4/7/2025	35,000	33,822
3.60%, 6/21/2030	60,000	51,459
2.70%, 6/10/2031	25,000	19,627
John Deere Capital Corp. 2.65%, 6/10/2026	119,000	111,844
Navient Corp.
6.13%, 3/25/2024	130,000	129,505
5.88%, 10/25/2024	20,000	19,432
OneMain Finance Corp.
6.88%, 3/15/2025	90,000	87,417
7.13%, 3/15/2026	389,000	376,861
6.63%, 1/15/2028	95,000	87,353
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (a)	305,000	303,483
5.50%, 2/15/2024 (a)	208,000	204,941
		5,180,367
Containers & Packaging — 0.4%
Ardagh Packaging Finance plc
5.25%, 4/30/2025 (a)	200,000	192,482
4.13%, 8/15/2026 (a)	200,000	176,000
Ball Corp. 3.13%, 9/15/2031	55,000	43,697
Canpack SA (Poland) 3.88%, 11/15/2029 (a)	200,000	157,500
Crown Americas LLC 4.25%, 9/30/2026	13,000	12,427
Graphic Packaging International LLC 4.75%, 7/15/2027 (a)	108,000	100,640
LABL, Inc. 6.75%, 7/15/2026 (a)	155,000	148,025
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	215,000	212,059
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	175,000	168,355
Packaging Corp. of America 3.05%, 10/1/2051	85,000	56,484
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	295,000	259,268
Sealed Air Corp. 4.00%, 12/1/2027 (a)	115,000	103,249
TriMas Corp. 4.13%, 4/15/2029 (a)	90,000	76,725
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (e)	200,000	187,934
WRKCo, Inc. 4.65%, 3/15/2026	30,000	29,466
		1,924,311
Diversified Consumer Services — 0.0% ^
Service Corp. International 5.13%, 6/1/2029	220,000	208,381
University of Miami Series 2022, 4.06%, 4/1/2052	40,000	33,243
		241,624
Diversified Financial Services — 0.1%
EDP Finance BV (Portugal) 1.71%, 1/24/2028 (a)	250,000	206,658
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	200,000	171,047
Shell International Finance BV (Netherlands)
2.88%, 11/26/2041	200,000	148,725

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Financial Services — continued
3.63%, 8/21/2042	50,000	40,948
3.75%, 9/12/2046	41,000	33,208
3.13%, 11/7/2049	25,000	18,195
3.00%, 11/26/2051	200,000	140,769
		759,550
Diversified Telecommunication Services — 1.2%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	200,000	158,000
Altice France SA (France) 5.13%, 7/15/2029 (a)	200,000	157,622
AT&T, Inc.
1.65%, 2/1/2028	300,000	257,540
2.55%, 12/1/2033	570,000	447,798
3.50%, 6/1/2041	160,000	122,253
3.65%, 6/1/2051	65,000	47,605
CCO Holdings LLC
5.00%, 2/1/2028 (a)	395,000	363,108
5.38%, 6/1/2029 (a)	100,000	90,747
4.75%, 3/1/2030 (a)	784,000	674,023
4.50%, 8/15/2030 (a)	464,000	390,920
4.25%, 2/1/2031 (a)	465,000	377,487
4.50%, 5/1/2032	290,000	239,327
4.50%, 6/1/2033 (a)	135,000	107,137
Embarq Corp. 8.00%, 6/1/2036	13,000	5,523
ESC Co., Intelsat Jackson Holdings, Ltd. 8.50%, 10/15/2024 ‡ (f)	28,000	3
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	115,000	109,425
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	164,000	150,880
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	130,000	111,150
4.00%, 2/15/2027 (a)	765,000	652,163
Series G, 6.88%, 1/15/2028	3,000	2,411
Sprint Capital Corp. 8.75%, 3/15/2032	240,000	286,956
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	134,000	103,487
Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	200,000	193,700
Verizon Communications, Inc.
2.10%, 3/22/2028	25,000	21,873
4.33%, 9/21/2028	75,000	72,913
4.02%, 12/3/2029	184,000	173,600
2.55%, 3/21/2031	585,000	487,709
2.36%, 3/15/2032	313,000	251,254
3.40%, 3/22/2041	30,000	23,027
3.85%, 11/1/2042	125,000	100,980
2.88%, 11/20/2050	75,000	48,281
3.70%, 3/22/2061	30,000	21,542
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	75,000	53,720
		6,304,164
Electric Utilities — 1.9%
AEP Transmission Co. LLC
Series N, 2.75%, 8/15/2051	50,000	31,939

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Series O, 4.50%, 6/15/2052	200,000	178,505
Alabama Power Co. 3.05%, 3/15/2032	200,000	174,062
American Electric Power Co., Inc. 2.03%, 3/15/2024	40,000	38,435
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	295,000	210,461
2.90%, 6/15/2050	50,000	33,637
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	46,000	38,877
DTE Electric Co. Series A, 4.00%, 4/1/2043	90,000	75,035
Duke Energy Carolinas LLC 3.20%, 8/15/2049	34,000	24,356
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	125,000	86,851
2.75%, 4/1/2050	395,000	253,237
Duquesne Light Holdings, Inc. 2.53%, 10/1/2030 (a)	48,000	37,961
Edison International 6.95%, 11/15/2029	245,000	256,732
Emera US Finance LP (Canada)
2.64%, 6/15/2031	660,000	520,975
4.75%, 6/15/2046	50,000	39,598
Enel Finance International NV (Italy) 2.25%, 7/12/2031 (a)	200,000	149,129
Entergy Arkansas LLC
4.00%, 6/1/2028	13,000	12,276
2.65%, 6/15/2051	274,000	170,516
Entergy Louisiana LLC
2.40%, 10/1/2026	69,000	62,812
1.60%, 12/15/2030	500,000	387,142
Entergy Mississippi LLC 3.50%, 6/1/2051	20,000	14,617
Entergy Texas Restoration Funding II LLC Series A-2, 3.70%, 12/15/2035	215,000	193,928
Entergy Texas, Inc. 1.75%, 3/15/2031	535,000	418,317
Eversource Energy 4.60%, 7/1/2027	31,000	30,686
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	970,000	883,055
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (a)	90,000	73,331
Florida Power & Light Co. 3.70%, 12/1/2047	60,000	48,603
Indiana Michigan Power Co. Series K, 4.55%, 3/15/2046	50,000	42,699
ITC Holdings Corp.
4.95%, 9/22/2027 (a)	182,000	180,779
2.95%, 5/14/2030 (a)	305,000	259,067
Kentucky Utilities Co. 5.13%, 11/1/2040	74,000	70,201
MidAmerican Energy Co. 3.65%, 4/15/2029	46,000	43,362
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	430,000	405,552
Monongahela Power Co. 4.10%, 4/15/2024 (a)	100,000	98,070
NextEra Energy Capital Holdings, Inc. 5.00%, 7/15/2032	60,000	59,933
Northern States Power Co.
2.60%, 6/1/2051	70,000	45,240
4.50%, 6/1/2052	50,000	45,978
NRG Energy, Inc.
6.63%, 1/15/2027	21,000	21,162
2.45%, 12/2/2027 (a)	60,000	51,344
5.75%, 1/15/2028	65,000	62,238
3.38%, 2/15/2029 (a)	70,000	58,160

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
5.25%, 6/15/2029 (a)	395,000	364,054
Ohio Power Co.
Series P, 2.60%, 4/1/2030	50,000	42,508
Series R, 2.90%, 10/1/2051	65,000	43,220
Oncor Electric Delivery Co. LLC
4.55%, 9/15/2032 (a)	210,000	206,797
3.10%, 9/15/2049	50,000	35,745
Pacific Gas and Electric Co.
1.70%, 11/15/2023	30,000	28,767
3.25%, 2/16/2024	75,000	72,727
3.45%, 7/1/2025	17,000	16,088
2.95%, 3/1/2026	10,000	9,151
4.65%, 8/1/2028	100,000	90,960
4.50%, 7/1/2040	130,000	103,689
4.20%, 6/1/2041	30,000	22,777
4.25%, 3/15/2046	78,000	55,549
PacifiCorp
4.15%, 2/15/2050	118,000	98,069
3.30%, 3/15/2051	120,000	86,528
PG&E Corp.
5.00%, 7/1/2028	106,000	97,797
5.25%, 7/1/2030	205,000	185,624
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	185,000	186,689
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	25,000	23,375
Series A-4, 5.21%, 12/1/2047	40,000	39,226
Series A-5, 5.10%, 6/1/2052	70,000	67,464
Public Service Co. of Colorado Series 36, 2.70%, 1/15/2051	45,000	29,408
Public Service Co. of Oklahoma Series K, 3.15%, 8/15/2051	150,000	100,905
Public Service Electric and Gas Co.
3.00%, 5/15/2027	50,000	46,739
2.05%, 8/1/2050	68,000	38,398
Southern California Edison Co.
Series G, 2.50%, 6/1/2031	775,000	638,375
Series C, 3.60%, 2/1/2045	35,000	25,483
Series C, 4.13%, 3/1/2048	238,000	190,159
Series 20A, 2.95%, 2/1/2051	80,000	52,556
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026	45,000	40,374
3.25%, 11/1/2051	210,000	141,120
Southwestern Public Service Co.
3.30%, 6/15/2024	29,000	28,296
4.50%, 8/15/2041	74,000	65,592
Tucson Electric Power Co.
1.50%, 8/1/2030	448,000	345,763
4.85%, 12/1/2048	132,000	115,982
Union Electric Co. 3.90%, 4/1/2052	45,000	36,714

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	65,000	62,902
5.00%, 7/31/2027 (a)	255,000	239,362
4.38%, 5/1/2029 (a)	275,000	246,034
4.30%, 7/15/2029 (a)	90,000	81,350
Wisconsin Public Service Corp. 4.75%, 11/1/2044	69,000	61,538
		10,352,712
Electrical Equipment — 0.0% ^
Eaton Corp. 4.00%, 11/2/2032	50,000	46,338
EnerSys 4.38%, 12/15/2027 (a)	65,000	57,688
Sensata Technologies BV 5.00%, 10/1/2025 (a)	40,000	39,086
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	160,000	137,600
		280,712
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 2.95%, 2/15/2032	20,000	15,946
Coherent Corp. 5.00%, 12/15/2029 (a)	175,000	154,437
Corning, Inc. 3.90%, 11/15/2049	75,000	55,525
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	145,000	128,413
		354,321
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC
2.06%, 12/15/2026	70,000	63,039
4.49%, 5/1/2030	86,000	82,739
Halliburton Co. 3.80%, 11/15/2025	12,000	11,745
Oceaneering International, Inc. 4.65%, 11/15/2024	120,000	116,293
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	130,000	127,288
Schlumberger Holdings Corp. 3.75%, 5/1/2024 (a)	70,000	68,803
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	12,320	11,951
USA Compression Partners LP 6.88%, 4/1/2026	140,000	134,050
		615,908
Entertainment — 0.7%
Activision Blizzard, Inc.
1.35%, 9/15/2030	230,000	181,772
2.50%, 9/15/2050	259,000	163,997
Cinemark USA, Inc.
5.88%, 3/15/2026 (a)	75,000	65,674
5.25%, 7/15/2028 (a)	40,000	31,950
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	2,000	1,896
6.50%, 5/15/2027 (a)	80,000	80,152
4.75%, 10/15/2027 (a)	270,000	243,672
Netflix, Inc.
4.88%, 4/15/2028	308,000	299,213
5.38%, 11/15/2029 (a)	88,000	86,373
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	115,000	109,085

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — continued
Walt Disney Co. (The)
2.00%, 9/1/2029	50,000	42,329
3.80%, 3/22/2030	350,000	328,777
3.50%, 5/13/2040	150,000	123,367
Warnermedia Holdings, Inc.
3.76%, 3/15/2027 (a)	1,000,000	911,283
4.28%, 3/15/2032 (a)	790,000	670,709
5.14%, 3/15/2052 (a)	80,000	61,989
WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	100,000	86,667
		3,488,905
Equity Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	53,000	39,413
American Tower Corp.
1.45%, 9/15/2026	85,000	73,961
2.95%, 1/15/2051	25,000	16,050
AvalonBay Communities, Inc. 3.35%, 5/15/2027	32,000	29,756
Camden Property Trust 3.15%, 7/1/2029	130,000	116,102
Corporate Office Properties LP 2.25%, 3/15/2026	94,000	82,560
Crown Castle, Inc. 2.90%, 3/15/2027	270,000	246,743
Equinix, Inc. 3.90%, 4/15/2032	80,000	71,320
ERP Operating LP 3.25%, 8/1/2027	31,000	28,577
Essex Portfolio LP 2.65%, 3/15/2032	45,000	35,811
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	90,000	81,866
Healthpeak Properties, Inc.
2.13%, 12/1/2028	64,000	53,937
3.00%, 1/15/2030	87,000	75,148
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	315,000	296,191
Life Storage LP 2.20%, 10/15/2030	88,000	68,568
Mid-America Apartments LP 4.20%, 6/15/2028	100,000	94,940
National Retail Properties, Inc. 3.60%, 12/15/2026	39,000	36,487
Office Properties Income Trust
4.50%, 2/1/2025	88,000	77,958
3.45%, 10/15/2031	35,000	22,411
Prologis LP 1.75%, 7/1/2030	149,000	118,886
Realty Income Corp.
4.13%, 10/15/2026	44,000	42,772
3.25%, 1/15/2031	9,000	7,862
Regency Centers LP 3.70%, 6/15/2030	135,000	118,006
RHP Hotel Properties LP 4.75%, 10/15/2027	290,000	264,900
Sabra Health Care LP 3.20%, 12/1/2031	120,000	89,981
SBA Communications Corp. 3.13%, 2/1/2029	225,000	187,843
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	150,000	143,374
Simon Property Group LP 3.25%, 9/13/2049	31,000	20,635
UDR, Inc. 2.10%, 8/1/2032	45,000	33,417
VICI Properties LP
5.63%, 5/1/2024 (a)	67,000	66,353
3.50%, 2/15/2025 (a)	90,000	84,705

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
4.50%, 9/1/2026 (a)	95,000	88,960
4.25%, 12/1/2026 (a)	30,000	27,905
4.63%, 12/1/2029 (a)	20,000	18,147
WP Carey, Inc. 2.25%, 4/1/2033	145,000	107,171
		2,968,716
Food & Staples Retailing — 0.2%
7-Eleven, Inc.
0.95%, 2/10/2026 (a)	65,000	57,041
1.30%, 2/10/2028 (a)	162,000	135,588
2.50%, 2/10/2041 (a)	14,000	9,364
2.80%, 2/10/2051 (a)	50,000	31,187
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	460,000	425,541
4.88%, 2/15/2030 (a)	20,000	17,845
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (a)	5,000	3,609
3.63%, 5/13/2051 (a)	10,000	6,854
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	111,000	107,115
Rite Aid Corp. 8.00%, 11/15/2026 (a)	125,000	77,774
Sysco Corp. 2.40%, 2/15/2030	50,000	41,985
		913,903
Food Products — 0.2%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	30,000	24,908
Campbell Soup Co. 4.15%, 3/15/2028	20,000	19,336
Cargill, Inc. 4.38%, 4/22/2052 (a)	150,000	132,618
Darling Ingredients, Inc.
5.25%, 4/15/2027 (a)	50,000	48,393
6.00%, 6/15/2030 (a)	100,000	97,519
General Mills, Inc. 4.15%, 2/15/2043	200,000	170,493
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	155,000	137,079
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	64,000	63,088
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	82,000	79,937
5.50%, 12/15/2029 (a)	225,000	206,655
		980,026
Gas Utilities — 0.0% ^
AmeriGas Partners LP
5.50%, 5/20/2025	23,000	22,310
5.88%, 8/20/2026	10,000	9,525
5.75%, 5/20/2027	80,000	76,320
Atmos Energy Corp.
5.50%, 6/15/2041	52,000	52,321
5.75%, 10/15/2052	35,000	37,336
Boston Gas Co. 3.00%, 8/1/2029 (a)	37,000	31,585
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	33,000	28,320
		257,717

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 1.15%, 1/30/2028	90,000	77,114
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	176,000	161,920
Becton Dickinson and Co. 3.70%, 6/6/2027	45,000	42,984
DH Europe Finance II SARL 3.25%, 11/15/2039	40,000	32,183
Hologic, Inc. 3.25%, 2/15/2029 (a)	115,000	101,040
Medline Borrower LP
3.88%, 4/1/2029 (a)	220,000	189,147
5.25%, 10/1/2029 (a)	55,000	44,825
Teleflex, Inc. 4.25%, 6/1/2028 (a)	85,000	78,923
		728,136
Health Care Providers & Services — 1.3%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	251,000	235,984
AdaptHealth LLC 4.63%, 8/1/2029 (a)	85,000	70,952
Aetna, Inc.
2.80%, 6/15/2023	70,000	69,152
4.75%, 3/15/2044	100,000	88,526
3.88%, 8/15/2047	235,000	182,387
Centene Corp. 4.63%, 12/15/2029	916,000	851,729
Cigna Corp. 2.38%, 3/15/2031	35,000	29,007
CommonSpirit Health
1.55%, 10/1/2025	13,000	11,683
2.78%, 10/1/2030	13,000	10,489
3.91%, 10/1/2050	15,000	10,967
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	325,000	275,857
4.75%, 2/15/2031 (a)	85,000	62,279
CVS Health Corp.
2.88%, 6/1/2026	10,000	9,409
4.30%, 3/25/2028	37,000	35,968
2.70%, 8/21/2040	50,000	35,187
DaVita, Inc. 4.63%, 6/1/2030 (a)	375,000	303,555
Encompass Health Corp.
4.50%, 2/1/2028	180,000	161,866
4.75%, 2/1/2030	205,000	181,937
4.63%, 4/1/2031	75,000	64,727
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	20,000	5,800
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	50,000	34,266
HCA, Inc.
5.25%, 6/15/2026	120,000	119,048
5.38%, 9/1/2026	155,000	154,298
4.50%, 2/15/2027	210,000	201,882
5.63%, 9/1/2028	1,170,000	1,168,377
5.88%, 2/1/2029	25,000	25,169
3.50%, 9/1/2030	37,000	31,800
5.50%, 6/15/2047	35,000	31,913
3.50%, 7/15/2051	35,000	23,654
MultiCare Health System 2.80%, 8/15/2050	10,000	6,043

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
MyMichigan Health Series 2020, 3.41%, 6/1/2050	10,000	6,973
New York and Presbyterian Hospital (The) 2.61%, 8/1/2060	5,000	2,883
Northwell Healthcare, Inc. 4.26%, 11/1/2047	110,000	87,857
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	220,000	180,530
Quest Diagnostics, Inc. 2.95%, 6/30/2030	55,000	47,622
Tenet Healthcare Corp.
4.88%, 1/1/2026 (a)	260,000	246,735
5.13%, 11/1/2027 (a)	270,000	254,175
4.25%, 6/1/2029 (a)	660,000	572,669
UnitedHealth Group, Inc.
3.38%, 4/15/2027	91,000	87,049
5.35%, 2/15/2033	300,000	312,374
4.63%, 11/15/2041	132,000	122,657
3.25%, 5/15/2051	55,000	40,359
5.88%, 2/15/2053	254,000	281,087
		6,736,881
Health Care Technology — 0.0% ^
IQVIA, Inc. 5.00%, 5/15/2027 (a)	200,000	190,982
Hotels, Restaurants & Leisure — 0.9%
1011778 BC ULC (Canada)
5.75%, 4/15/2025 (a)	50,000	50,125
3.88%, 1/15/2028 (a)	257,000	229,369
Boyd Gaming Corp. 4.75%, 12/1/2027	122,000	113,460
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	167,000	148,617
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	230,000	227,310
Carnival Corp.
9.88%, 8/1/2027 (a)	110,000	107,368
4.00%, 8/1/2028 (a)	120,000	99,900
Cedar Fair LP 5.38%, 4/15/2027	165,000	157,846
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	25,000	24,840
3.75%, 5/1/2029 (a)	120,000	106,489
4.88%, 1/15/2030	290,000	268,366
International Game Technology plc 6.25%, 1/15/2027 (a)	200,000	198,750
Las Vegas Sands Corp. 2.90%, 6/25/2025	205,000	189,292
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	170,000	143,222
MGM Resorts International
6.75%, 5/1/2025	130,000	129,380
5.50%, 4/15/2027	226,000	213,027
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025 (a)	10,000	10,725
8.25%, 1/15/2029 (a)	502,000	509,580
9.25%, 1/15/2029 (a)	502,000	513,928
Sands China Ltd. (Macau)
5.63%, 8/8/2025 (e)	200,000	191,000
4.30%, 1/8/2026 (e)	250,000	227,500
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	85,000	82,623

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	63,000	63,156
Starbucks Corp. 3.35%, 3/12/2050	5,000	3,631
Station Casinos LLC 4.50%, 2/15/2028 (a)	190,000	167,586
Travel + Leisure Co. 5.65%, 4/1/2024 (e)	25,000	24,718
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	114,000	113,881
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	75,000	71,995
Wynn Resorts Finance LLC
7.75%, 4/15/2025 (a)	205,000	205,435
5.13%, 10/1/2029 (a)	100,000	86,911
Yum! Brands, Inc. 4.63%, 1/31/2032	460,000	407,100
		5,087,130
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	55,000	48,744
Lennar Corp. 4.50%, 4/30/2024	6,000	5,913
MDC Holdings, Inc.
3.85%, 1/15/2030	30,000	24,202
2.50%, 1/15/2031	125,000	88,768
Newell Brands, Inc.
6.63%, 9/15/2029	300,000	294,750
5.63%, 4/1/2036 (e)	50,000	42,797
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	300,000	248,722
		753,896
Household Products — 0.2%
Central Garden & Pet Co. 5.13%, 2/1/2028	145,000	133,212
Colgate-Palmolive Co. 3.70%, 8/1/2047	100,000	87,218
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	100,000	87,194
4.38%, 3/31/2029 (a)	210,000	178,651
Kimberly-Clark Corp. 3.20%, 4/25/2029	139,000	127,356
Spectrum Brands, Inc.
5.75%, 7/15/2025	135,000	132,883
5.00%, 10/1/2029 (a)	95,000	81,120
5.50%, 7/15/2030 (a)	35,000	29,973
		857,607
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
5.25%, 6/1/2026 (a)	238,000	228,050
5.13%, 3/15/2028 (a)	55,000	49,261
Constellation Energy Generation LLC
3.25%, 6/1/2025	37,000	35,521
5.75%, 10/1/2041	120,000	117,077
5.60%, 6/15/2042	215,000	210,027
		639,936
Industrial Conglomerates — 0.0% ^
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	200,000	188,770

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — 0.2%
AIA Group Ltd. (Hong Kong) 3.20%, 3/11/2025 (a)	200,000	190,663
Athene Global Funding
1.45%, 1/8/2026 (a)	20,000	17,616
2.95%, 11/12/2026 (a)	44,000	39,568
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	60,000	41,013
2.50%, 1/15/2051	340,000	216,947
3.85%, 3/15/2052	175,000	142,888
Equitable Financial Life Global Funding 1.70%, 11/12/2026 (a)	25,000	22,000
F&G Global Funding 1.75%, 6/30/2026 (a)	10,000	8,896
Great-West Lifeco Finance 2018 LP (Canada) 4.58%, 5/17/2048 (a)	20,000	16,730
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	42,000	41,314
MetLife, Inc. 4.13%, 8/13/2042	79,000	67,348
New York Life Global Funding 3.00%, 1/10/2028 (a)	51,000	47,387
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (b)	27,000	21,181
Principal Financial Group, Inc. 3.70%, 5/15/2029	45,000	42,078
Progressive Corp. (The)
3.00%, 3/15/2032	200,000	176,604
4.35%, 4/25/2044	42,000	36,236
Prudential Financial, Inc.
3.88%, 3/27/2028	32,000	30,839
3.91%, 12/7/2047	70,000	56,054
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (a)	40,000	33,700
Travelers Cos., Inc. (The) 5.35%, 11/1/2040	16,000	15,993
W R Berkley Corp. 3.55%, 3/30/2052	45,000	31,534
		1,296,589
Interactive Media & Services — 0.1%
Alphabet, Inc. 2.05%, 8/15/2050	100,000	62,881
Meta Platforms, Inc. 3.85%, 8/15/2032 (a)	380,000	340,005
		402,886
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.
3.15%, 8/22/2027	201,000	191,017
1.50%, 6/3/2030	410,000	333,337
3.60%, 4/13/2032	200,000	186,367
3.10%, 5/12/2051	40,000	29,174
3.95%, 4/13/2052	315,000	269,147
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	110,000	104,250
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	13,000	8,001
		1,121,293
IT Services — 0.2%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	85,000	69,925
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	90,000	80,943
Block, Inc. 3.50%, 6/1/2031	290,000	235,338
Fidelity National Information Services, Inc. 2.25%, 3/1/2031	195,000	155,502
Fiserv, Inc. 3.20%, 7/1/2026	70,000	65,896

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
IT Services — continued
Gartner, Inc. 3.75%, 10/1/2030 (a)	130,000	112,450
Global Payments, Inc.
3.20%, 8/15/2029	60,000	51,269
2.90%, 5/15/2030	40,000	32,965
2.90%, 11/15/2031	75,000	59,507
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	205,000	191,312
Twilio, Inc. 3.63%, 3/15/2029	115,000	95,981
Visa, Inc. 2.70%, 4/15/2040	150,000	116,881
		1,267,969
Leisure Products — 0.0% ^
Hasbro, Inc. 3.90%, 11/19/2029	15,000	13,528
Mattel, Inc.
3.38%, 4/1/2026 (a)	70,000	64,282
5.88%, 12/15/2027 (a)	65,000	63,559
		141,369
Life Sciences Tools & Services — 0.0% ^
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	120,000	104,415
Thermo Fisher Scientific, Inc.
1.75%, 10/15/2028	20,000	17,107
2.60%, 10/1/2029	91,000	80,894
		202,416
Machinery — 0.2%
Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	65,000	61,435
Caterpillar, Inc. 4.30%, 5/15/2044	178,000	165,093
Illinois Tool Works, Inc. 3.90%, 9/1/2042	15,000	12,918
Otis Worldwide Corp. 2.06%, 4/5/2025	190,000	177,996
Parker-Hannifin Corp.
3.25%, 3/1/2027	92,000	86,212
4.25%, 9/15/2027	150,000	145,474
Stanley Black & Decker, Inc. 2.75%, 11/15/2050	10,000	6,385
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	250,000	226,880
Xylem, Inc. 1.95%, 1/30/2028	30,000	25,945
		908,338
Media — 1.8%
Charter Communications Operating LLC
2.25%, 1/15/2029	465,000	380,504
2.30%, 2/1/2032	750,000	562,312
3.50%, 6/1/2041	85,000	57,458
3.50%, 3/1/2042	90,000	60,987
3.70%, 4/1/2051	40,000	25,550
3.90%, 6/1/2052	95,000	63,099
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027 (a)	417,000	359,391
Comcast Corp.
4.15%, 10/15/2028	110,000	106,730
2.65%, 2/1/2030	230,000	200,794
4.25%, 10/15/2030	194,000	186,927

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
1.95%, 1/15/2031	80,000	65,216
1.50%, 2/15/2031	350,000	276,310
5.50%, 11/15/2032	210,000	220,132
3.90%, 3/1/2038	95,000	82,993
3.25%, 11/1/2039	313,000	247,306
4.00%, 3/1/2048	45,000	36,828
2.89%, 11/1/2051	570,000	380,242
2.45%, 8/15/2052	110,000	66,666
2.94%, 11/1/2056	1,078,000	698,752
CSC Holdings LLC
5.50%, 4/15/2027 (a)	200,000	183,250
6.50%, 2/1/2029 (a)	400,000	364,528
4.50%, 11/15/2031 (a)	200,000	152,424
Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	35,000	5,689
Directv Financing LLC 5.88%, 8/15/2027 (a)	211,000	193,609
Discovery Communications LLC 4.00%, 9/15/2055	45,000	28,846
DISH DBS Corp.
5.00%, 3/15/2023	215,000	213,361
5.88%, 11/15/2024	426,000	404,811
7.75%, 7/1/2026	290,000	242,904
5.25%, 12/1/2026 (a)	175,000	150,237
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	110,000	87,451
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	135,000	103,001
Gray Television, Inc. 4.75%, 10/15/2030 (a)	100,000	73,989
iHeartCommunications, Inc.
6.38%, 5/1/2026	95,000	89,852
8.38%, 5/1/2027	25,000	22,250
5.25%, 8/15/2027 (a)	260,000	231,548
Lamar Media Corp.
3.75%, 2/15/2028	215,000	194,306
4.00%, 2/15/2030	35,000	30,562
News Corp. 3.88%, 5/15/2029 (a)	205,000	182,194
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	230,000	216,872
4.75%, 11/1/2028 (a)	105,000	93,442
Outfront Media Capital LLC
6.25%, 6/15/2025 (a)	25,000	24,875
5.00%, 8/15/2027 (a)	181,000	164,936
Paramount Global 4.95%, 1/15/2031	50,000	45,079
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	160,000	134,492
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	45,000	40,050
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	150,000	115,021
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	110,000	102,656
4.00%, 7/15/2028 (a)	710,000	627,512
5.50%, 7/1/2029 (a)	160,000	148,976
4.13%, 7/1/2030 (a)	105,000	88,601
Stagwell Global LLC 5.63%, 8/15/2029 (a)	175,000	150,062

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
TEGNA, Inc. 5.00%, 9/15/2029	140,000	130,905
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	70,000	68,217
4.50%, 5/1/2029 (a)	180,000	153,225
Videotron Ltd. (Canada)
5.38%, 6/15/2024 (a)	37,000	36,630
5.13%, 4/15/2027 (a)	120,000	114,720
		9,489,280
Metals & Mining — 0.6%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	200,000	191,718
6.13%, 5/15/2028 (a)	200,000	194,154
Arconic Corp. 6.13%, 2/15/2028 (a)	260,000	244,127
ATI, Inc. 5.88%, 12/1/2027	195,000	181,746
Carpenter Technology Corp. 6.38%, 7/15/2028	175,000	165,134
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	125,000	125,312
5.88%, 6/1/2027	135,000	127,791
FMG Resources August 2006 Pty. Ltd. (Australia)
4.50%, 9/15/2027 (a)	100,000	91,500
5.88%, 4/15/2030 (a)	135,000	126,434
Freeport-McMoRan, Inc.
5.00%, 9/1/2027	45,000	43,588
4.25%, 3/1/2030	97,000	86,390
4.63%, 8/1/2030	300,000	274,029
5.40%, 11/14/2034	183,000	170,819
Glencore Funding LLC (Australia)
4.63%, 4/29/2024 (a)	90,000	88,961
3.88%, 10/27/2027 (a)	40,000	37,023
2.50%, 9/1/2030 (a)	37,000	30,025
2.85%, 4/27/2031 (a)	435,000	358,236
2.63%, 9/23/2031 (a)	102,000	81,205
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	120,000	105,529
Novelis Corp. 4.75%, 1/30/2030 (a)	255,000	226,720
Nucor Corp. 2.98%, 12/15/2055	50,000	31,177
Rio Tinto Finance USA Ltd. (Australia)
7.13%, 7/15/2028	59,000	65,103
5.20%, 11/2/2040	20,000	20,279
Rio Tinto Finance USA plc (Australia) 4.13%, 8/21/2042	40,000	35,198
Teck Resources Ltd. (Canada) 5.40%, 2/1/2043	20,000	17,596
United States Steel Corp. 6.88%, 3/1/2029	147,000	143,384
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	20,000	17,425
		3,280,603
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Great Ajax Operating Partnership LP Series QIB, 8.88%, 9/1/2027 (a)	1,000,000	963,936
Multiline Retail — 0.0% ^
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a)	110,000	102,316

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — 0.2%
Ameren Corp.
1.95%, 3/15/2027	20,000	17,612
3.50%, 1/15/2031	291,000	259,097
Berkshire Hathaway Energy Co.
5.15%, 11/15/2043	94,000	90,076
2.85%, 5/15/2051	40,000	26,392
4.60%, 5/1/2053 (a)	20,000	18,099
Consolidated Edison Co. of New York, Inc.
Series E, 4.65%, 12/1/2048	60,000	52,700
Series A, 4.13%, 5/15/2049	41,000	33,361
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	70,000	49,629
Puget Sound Energy, Inc. 5.76%, 7/15/2040	140,000	139,199
San Diego Gas & Electric Co. 2.95%, 8/15/2051	170,000	118,255
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	170,000	111,826
		916,246
Oil, Gas & Consumable Fuels — 2.5%
Aker BP ASA (Norway) 3.10%, 7/15/2031 (a)	250,000	206,012
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	135,000	137,730
5.75%, 3/1/2027 (a)	110,000	105,040
5.75%, 1/15/2028 (a)	90,000	85,050
Antero Resources Corp.
7.63%, 2/1/2029 (a)	85,000	86,729
5.38%, 3/1/2030 (a)	125,000	117,118
Apache Corp. 4.38%, 10/15/2028	179,000	160,652
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	105,000	108,252
BP Capital Markets America, Inc.
3.02%, 1/16/2027	106,000	99,652
3.94%, 9/21/2028	20,000	19,240
1.75%, 8/10/2030	480,000	387,931
2.72%, 1/12/2032	557,000	471,890
3.06%, 6/17/2041	130,000	99,125
3.00%, 2/24/2050	74,000	50,993
2.77%, 11/10/2050	55,000	36,365
2.94%, 6/4/2051	67,000	45,765
3.00%, 3/17/2052	380,000	259,372
BP Capital Markets plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (b) (c) (d)	85,000	80,856
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (c) (d)	155,000	136,361
Buckeye Partners LP
3.95%, 12/1/2026	10,000	8,825
4.13%, 12/1/2027	175,000	154,708
Cameron LNG LLC 3.70%, 1/15/2039 (a)	20,000	16,137
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	200,000	200,947
Cheniere Energy Partners LP
4.50%, 10/1/2029	469,000	430,542
4.00%, 3/1/2031	135,000	117,956

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
3.25%, 1/31/2032	25,000	20,344
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	115,000	113,994
Chevron Corp. 2.00%, 5/11/2027	21,000	19,011
Chord Energy Corp. 6.38%, 6/1/2026 (a)	125,000	122,187
CNX Resources Corp. 7.25%, 3/14/2027 (a)	182,000	181,317
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	215,000	209,980
ConocoPhillips Co. 4.03%, 3/15/2062	233,000	190,434
Coterra Energy, Inc. 3.90%, 5/15/2027 (a)	30,000	28,308
Crestwood Midstream Partners LP
5.75%, 4/1/2025	100,000	97,488
5.63%, 5/1/2027 (a)	100,000	94,097
8.00%, 4/1/2029 (a)	90,000	90,675
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	210,000	185,031
4.30%, 4/15/2032 (a)	80,000	71,782
Energy Transfer LP
3.60%, 2/1/2023	140,000	139,556
4.25%, 3/15/2023	120,000	119,618
4.15%, 9/15/2029	150,000	136,096
5.80%, 6/15/2038	100,000	92,724
5.35%, 5/15/2045	45,000	38,710
EnLink Midstream Partners LP
4.85%, 7/15/2026	280,000	267,400
5.60%, 4/1/2044	9,000	7,470
Enterprise Products Operating LLC
2.80%, 1/31/2030	37,000	31,988
3.30%, 2/15/2053	30,000	20,580
EQM Midstream Partners LP
4.13%, 12/1/2026	90,000	82,730
7.50%, 6/1/2027 (a)	160,000	161,698
6.50%, 7/1/2027 (a)	160,000	155,200
4.75%, 1/15/2031 (a)	195,000	164,159
Exxon Mobil Corp.
2.99%, 3/19/2025	18,000	17,433
4.23%, 3/19/2040	300,000	275,488
3.10%, 8/16/2049	200,000	147,331
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	64,000	51,071
4.32%, 12/30/2039 (a)	20,000	14,404
Genesis Energy LP 6.25%, 5/15/2026	175,000	162,212
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	44,000	42,762
2.60%, 10/15/2025 (a)	112,000	101,612
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	175,000	174,435
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	105,000	103,214
5.50%, 10/15/2030 (a)	100,000	91,664
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	220,000	201,533

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Holly Energy Partners LP 6.38%, 4/15/2027 (a)	135,000	132,082
Kinder Morgan, Inc. 3.25%, 8/1/2050	75,000	49,716
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	170,000	159,751
Laredo Petroleum, Inc. 9.50%, 1/15/2025	135,000	135,000
MPLX LP 2.65%, 8/15/2030	70,000	57,444
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	95,000	85,806
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	10,000	8,182
NuStar Logistics LP
5.75%, 10/1/2025	60,000	58,350
5.63%, 4/28/2027	220,000	206,880
Occidental Petroleum Corp.
8.88%, 7/15/2030	150,000	171,937
6.63%, 9/1/2030	385,000	401,645
Pioneer Natural Resources Co. 1.13%, 1/15/2026	50,000	44,633
Range Resources Corp.
4.88%, 5/15/2025	45,000	43,607
8.25%, 1/15/2029	200,000	208,654
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	90,000	90,224
5.88%, 6/30/2026	20,000	20,287
4.50%, 5/15/2030	894,000	844,720
SM Energy Co.
6.75%, 9/15/2026	45,000	44,100
6.63%, 1/15/2027	195,000	191,100
Southwestern Energy Co.
5.70%, 1/23/2025 (e)	2,000	1,980
7.75%, 10/1/2027	110,000	113,168
5.38%, 3/15/2030	215,000	202,143
Spectra Energy Partners LP 4.50%, 3/15/2045	15,000	12,547
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	83,000	88,520
Sunoco LP 6.00%, 4/15/2027	185,000	182,389
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	45,000	45,563
5.50%, 1/15/2028 (a)	55,000	49,913
6.00%, 12/31/2030 (a)	115,000	104,074
6.00%, 9/1/2031 (a)	40,000	35,650
Targa Resources Corp. 5.20%, 7/1/2027	31,000	30,585
TotalEnergies Capital International SA (France)
3.46%, 7/12/2049	84,000	64,799
3.13%, 5/29/2050	80,000	57,794
TransCanada PipeLines Ltd. (Canada) 5.10%, 3/15/2049	48,000	44,598
Valero Energy Corp. 2.15%, 9/15/2027	25,000	22,092
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	220,000	190,025
Western Midstream Operating LP
4.50%, 3/1/2028	225,000	208,687
4.75%, 8/15/2028	30,000	27,750

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Williams Cos., Inc. (The)
2.60%, 3/15/2031	1,525,000	1,254,949
5.40%, 3/4/2044	50,000	46,235
		13,586,563
Personal Products — 0.1%
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	200,000	188,456
4.13%, 4/1/2029 (a)	70,000	60,797
Estee Lauder Cos., Inc. (The) 2.60%, 4/15/2030	158,000	137,164
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	200,000	188,500
		574,917
Pharmaceuticals — 0.8%
Astrazeneca Finance LLC (United Kingdom) 2.25%, 5/28/2031	230,000	192,990
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	263,000	170,541
8.50%, 1/31/2027 (a)	88,000	42,250
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	215,000	181,651
5.75%, 8/15/2027 (a)	30,000	19,495
5.00%, 1/30/2028 (a)	30,000	12,278
4.88%, 6/1/2028 (a)	280,000	171,528
5.00%, 2/15/2029 (a)	175,000	73,708
Bayer US Finance II LLC (Germany) 3.38%, 7/15/2024 (a)	70,000	67,881
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	164,000	148,902
2.35%, 11/13/2040	280,000	197,617
2.55%, 11/13/2050	70,000	45,996
3.70%, 3/15/2052	220,000	178,677
Catalent Pharma Solutions, Inc. 3.13%, 2/15/2029 (a)	225,000	183,938
Elanco Animal Health, Inc. 6.40%, 8/28/2028 (e)	135,000	124,677
Eli Lilly & Co. 2.25%, 5/15/2050	70,000	45,748
Jazz Securities DAC 4.38%, 1/15/2029 (a)	200,000	181,504
Merck & Co., Inc. 2.75%, 12/10/2051	340,000	235,279
Organon & Co.
4.13%, 4/30/2028 (a)	200,000	179,996
5.13%, 4/30/2031 (a)	200,000	177,482
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a) (e)	80,000	60,200
Pfizer, Inc.
2.63%, 4/1/2030	130,000	115,316
4.40%, 5/15/2044	150,000	140,843
Roche Holdings, Inc. 2.08%, 12/13/2031 (a)	600,000	495,504
Royalty Pharma plc 1.20%, 9/2/2025	16,000	14,341
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	145,000	136,622
Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040	200,000	149,563

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Zoetis, Inc.
2.00%, 5/15/2030	95,000	78,268
5.60%, 11/16/2032	284,000	297,649
		4,120,444
Real Estate Management & Development — 0.0% ^
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	75,000	60,881
Realogy Group LLC 5.75%, 1/15/2029 (a)	105,000	80,317
		141,198
Road & Rail — 0.4%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	95,000	87,866
4.75%, 4/1/2028 (a)	95,000	83,458
5.38%, 3/1/2029 (a)	55,000	48,425
Burlington Northern Santa Fe LLC
3.55%, 2/15/2050	78,000	61,662
3.05%, 2/15/2051	155,000	110,554
Canadian Pacific Railway Co. (Canada) 3.10%, 12/2/2051	150,000	105,459
CSX Corp. 3.25%, 6/1/2027	20,000	18,860
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	200,000	166,000
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	160,000	138,795
Kansas City Southern 2.88%, 11/15/2029	775,000	675,489
Norfolk Southern Corp. 3.95%, 10/1/2042	50,000	41,902
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	46,000	40,456
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (a)	200,000	184,288
Uber Technologies, Inc. 7.50%, 5/15/2025 (a)	155,000	155,939
		1,919,153
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	135,000	134,322
Analog Devices, Inc.
3.50%, 12/5/2026	25,000	23,983
2.95%, 10/1/2051	107,000	76,202
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	195,000	182,139
KLA Corp.
4.65%, 7/15/2032	80,000	79,151
3.30%, 3/1/2050	130,000	97,383
Marvell Technology, Inc. 2.95%, 4/15/2031	85,000	69,455
Microchip Technology, Inc. 0.97%, 2/15/2024	25,000	23,654
NVIDIA Corp. 2.00%, 6/15/2031	255,000	207,317
NXP BV (China)
3.25%, 5/11/2041	70,000	49,499
3.13%, 2/15/2042	30,000	20,304
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	75,000	66,502
QUALCOMM, Inc.
4.25%, 5/20/2032	55,000	53,360
4.50%, 5/20/2052	35,000	31,062
TSMC Arizona Corp. (Taiwan) 2.50%, 10/25/2031	760,000	625,860

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
TSMC Global Ltd. (Taiwan) 1.00%, 9/28/2027 (a)	380,000	315,161
Xilinx, Inc. 2.38%, 6/1/2030	39,000	33,175
		2,088,529
Software — 0.4%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	145,000	130,323
Microsoft Corp.
2.92%, 3/17/2052	240,000	178,045
2.68%, 6/1/2060	150,000	101,374
NCR Corp.
5.75%, 9/1/2027 (a)	115,000	111,837
5.00%, 10/1/2028 (a)	105,000	91,350
6.13%, 9/1/2029 (a)	161,000	156,170
Oracle Corp.
2.65%, 7/15/2026	583,000	537,098
2.30%, 3/25/2028	15,000	12,997
3.80%, 11/15/2037	150,000	118,790
3.65%, 3/25/2041	115,000	85,457
3.95%, 3/25/2051	15,000	10,977
4.38%, 5/15/2055	55,000	41,818
Roper Technologies, Inc. 1.75%, 2/15/2031	105,000	81,476
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	150,000	143,365
VMware, Inc. 4.65%, 5/15/2027	105,000	102,432
Workday, Inc. 3.70%, 4/1/2029	172,000	158,405
		2,061,914
Specialty Retail — 0.7%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	186,000	168,276
Bath & Body Works, Inc.
7.50%, 6/15/2029	180,000	180,600
6.88%, 11/1/2035	235,000	212,675
Gap, Inc. (The)
3.63%, 10/1/2029 (a)	130,000	99,872
3.88%, 10/1/2031 (a)	60,000	45,300
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	115,000	97,549
Home Depot, Inc. (The)
3.90%, 12/6/2028	112,000	108,685
1.88%, 9/15/2031	370,000	299,929
4.50%, 9/15/2032	200,000	198,601
4.25%, 4/1/2046	201,000	178,081
4.95%, 9/15/2052	206,000	203,857
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	190,000	159,410
Lowe's Cos., Inc.
1.70%, 10/15/2030	170,000	134,999
3.75%, 4/1/2032	215,000	195,846
5.63%, 4/15/2053	235,000	235,105
O'Reilly Automotive, Inc.
1.75%, 3/15/2031	73,000	56,661
4.70%, 6/15/2032	90,000	87,892

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
Penske Automotive Group, Inc. 3.75%, 6/15/2029	219,000	184,282
PetSmart, Inc. 4.75%, 2/15/2028 (a)	250,000	228,407
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	150,000	123,750
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	155,000	138,523
Staples, Inc.
7.50%, 4/15/2026 (a)	170,000	151,663
10.75%, 4/15/2027 (a)	23,000	16,816
		3,506,779
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
2.20%, 9/11/2029	46,000	40,220
1.25%, 8/20/2030	300,000	240,491
4.38%, 5/13/2045	229,000	217,764
2.65%, 2/8/2051	300,000	205,166
3.95%, 8/8/2052	120,000	104,940
2.85%, 8/5/2061	350,000	237,703
Dell International LLC
4.90%, 10/1/2026	30,000	29,670
5.30%, 10/1/2029	100,000	98,918
Seagate HDD Cayman
4.09%, 6/1/2029	150,000	124,125
3.13%, 7/15/2029	335,000	260,011
		1,559,008
Textiles, Apparel & Luxury Goods — 0.0% ^
Hanesbrands, Inc.
4.63%, 5/15/2024 (a)	13,000	12,610
4.88%, 5/15/2026 (a)	20,000	18,200
William Carter Co. (The) 5.63%, 3/15/2027 (a)	100,000	95,899
		126,709
Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
3.50%, 10/23/2027 (a)	500,000	443,660
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (b)	250,000	182,622
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	115,000	104,548
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	60,000	51,165
3.63%, 3/1/2029 (a)	120,000	96,600
		878,595
Tobacco — 0.3%
Altria Group, Inc.
2.45%, 2/4/2032	80,000	60,650
3.40%, 2/4/2041	145,000	98,687
3.88%, 9/16/2046	95,000	64,704
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	141,000	128,612
4.39%, 8/15/2037	600,000	472,621

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Tobacco — continued
Imperial Brands Finance plc (United Kingdom) 6.13%, 7/27/2027 (a)	285,000	285,064
Philip Morris International, Inc.
3.13%, 3/2/2028	49,000	44,485
4.38%, 11/15/2041	345,000	281,235
4.13%, 3/4/2043	100,000	77,974
		1,514,032
Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.38%, 7/1/2025	92,000	86,819
1.88%, 8/15/2026	50,000	43,718
Aviation Capital Group LLC
4.13%, 8/1/2025 (a)	110,000	102,073
1.95%, 1/30/2026 (a)	50,000	43,616
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	565,000	534,055
Imola Merger Corp. 4.75%, 5/15/2029 (a)	170,000	151,725
United Rentals North America, Inc. 5.25%, 1/15/2030	455,000	428,837
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	85,000	86,063
7.25%, 6/15/2028 (a)	285,000	288,719
		1,765,625
Transportation Infrastructure — 0.0% ^
Transurban Finance Co. Pty. Ltd. (Australia) 2.45%, 3/16/2031 (a)	12,000	9,617
Wireless Telecommunication Services — 0.2%
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	85,000	81,139
6.63%, 8/1/2026	105,000	97,615
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052 (a)	40,000	32,558
Sprint LLC
7.88%, 9/15/2023	8,000	8,173
7.13%, 6/15/2024	30,000	30,635
7.63%, 3/1/2026	225,000	236,640
T-Mobile USA, Inc.
4.75%, 2/1/2028	195,000	189,555
2.63%, 2/15/2029	28,000	23,835
3.38%, 4/15/2029	500,000	441,785
2.55%, 2/15/2031	67,000	55,552
		1,197,487
Total Corporate Bonds (Cost $183,022,826)		169,354,660
Asset-Backed Securities — 19.3%
ACC Trust Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	1,000,000	951,014
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class B, 5.34%, 12/18/2037 ‡ (a) (g)	250,000	240,215
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	397,600	340,900
American Airlines Pass-Through Trust Series 2015-2, Class A, 4.00%, 9/22/2027	186,866	151,584
American Credit Acceptance Receivables Trust
Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	162,845	161,893

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	300,000	271,803
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	506,000	485,893
American Homes 4 Rent Trust
Series 2014-SFR3, Class B, 4.20%, 12/17/2036 ‡ (a)	125,000	120,500
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	150,000	145,490
Series 2015-SFR1, Class F, 5.89%, 4/17/2052 ‡ (a)	400,000	386,324
Series 2015-SFR2, Class A, 3.73%, 10/17/2052 (a)	90,179	85,438
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	500,000	456,972
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 ‡ (a)	375,000	343,727
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡ (a)	350,000	312,020
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (a)	1,500,000	1,325,021
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 ‡ (a)	425,000	370,443
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (a)	1,000,000	840,345
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 ‡ (a)	750,000	669,172
Series 2022-SFR3, Class E2, 4.00%, 10/17/2039 ‡ (a)	1,000,000	811,836
Aqua Finance Trust Series 2019-A, Class B, 3.47%, 7/16/2040 ‡ (a)	246,000	229,219
Avid Automobile Receivables Trust Series 2019-1, Class D, 4.03%, 7/15/2026 (a)	300,000	297,635
British Airways Pass-Through Trust (United Kingdom) Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	121,319	117,682
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	855,475	775,351
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	240,000	208,901
Series 2021-1A, Class B, 2.92%, 4/15/2036 (a)	522,463	424,307
Series 2021-1A, Class C, 5.07%, 4/15/2036 ‡ (a)	249,259	216,868
BXG Receivables Note Trust Series 2020-A, Class C, 4.22%, 2/28/2036 (a)	2,052,497	1,896,195
CarNow Auto Receivables Trust Series 2021-1A, Class C, 2.16%, 2/17/2026 (a)	200,000	193,797
Carvana Auto Receivables Trust Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	110,000	107,544
Cascade MH Asset Trust Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (g)	401,843	357,352
Continental Finance Credit Card ABS Master Trust Series 2022-A, Class A, 6.19%, 10/15/2030 (a)	825,000	788,910
CoreVest American Finance Trust
Series 2019-1, Class E, 5.79%, 3/15/2052 ‡ (a) (g)	551,000	495,709
Series 2019-2, Class E, 5.42%, 6/15/2052 ‡ (a) (g)	650,000	555,384
Series 2019-3, Class E, 4.91%, 10/15/2052 ‡ (a) (g)	570,000	472,212
CPS Auto Receivables Trust
Series 2022-D, Class D, 8.73%, 1/16/2029 (a)	1,000,000	1,015,830
Series 2022-C, Class C, 5.28%, 4/15/2030 (a)	1,000,000	969,345
Credit Acceptance Auto Loan Trust
Series 2020-1A, Class C, 2.59%, 6/15/2029 (a)	750,000	737,166
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	1,000,000	971,282
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	250,000	215,615
Delta Air Lines Pass-Through Trust Series 2019-1, Class AA, 3.20%, 4/25/2024	15,000	14,461
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	248,514	228,895
Series 2021-1A, Class D, 3.83%, 11/21/2033 ‡ (a)	217,994	200,400
Drive Auto Receivables Trust Series 2020-2, Class D, 3.05%, 5/15/2028	750,000	732,064
DT Auto Owner Trust
Series 2020-2A, Class D, 4.73%, 3/16/2026 (a)	500,000	493,130
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	1,350,000	1,353,284

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class C, 2.09%, 8/27/2035 ‡ (a)	518,918	454,307
Series 2021-A, Class D, 3.32%, 8/27/2035 ‡ (a)	185,328	163,481
Exeter Automobile Receivables Trust
Series 2020-2A, Class C, 3.28%, 5/15/2025 (a)	101,156	100,550
Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	400,000	396,123
Series 2022-3A, Class D, 6.76%, 9/15/2028	1,000,000	972,633
Series 2022-5A, Class D, 7.40%, 2/15/2029	1,000,000	995,671
Series 2022-6A, Class D, 8.03%, 4/6/2029 (h)	1,291,000	1,290,616
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,000,000	915,394
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	226,593	216,360
Series 2022-2A, Class A, 6.14%, 12/15/2027 (a)	1,454,551	1,438,729
FirstKey Homes Trust
Series 2022-SFR3, Class D, 3.50%, 7/17/2026 (a) (h)	1,250,000	1,075,624
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	2,201,000	1,973,369
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (a)	1,000,000	877,899
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 ‡ (a)	1,000,000	867,889
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 ‡ (a)	560,000	483,119
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 ‡ (a)	500,000	408,195
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 ‡ (a)	600,000	492,561
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 ‡ (a)	635,000	527,353
Series 2021-SFR2, Class E2, 2.36%, 9/17/2038 ‡ (a)	814,000	670,197
Series 2022-SFR1, Class E2, 5.00%, 5/17/2039 (a)	2,000,000	1,676,613
Series 2022-SFR2, Class E2, 4.50%, 7/17/2039 ‡ (a)	492,000	404,586
Flagship Credit Auto Trust
Series 2020-4, Class D, 2.18%, 2/16/2027 (a)	280,000	261,223
Series 2021-4, Class C, 1.96%, 12/15/2027 (a)	500,000	449,698
Series 2022-3, Class E, 7.95%, 10/15/2029 (a)	1,000,000	936,648
FMC GMSR Issuer Trust
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (g)	900,000	682,372
Series 2022-GT1, Class B, 7.17%, 4/25/2027 ‡ (a)	600,000	525,740
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (a)	1,000,000	895,770
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	1,093,338	1,027,407
Foundation Finance Trust
Series 2020-1A, Class B, 4.62%, 7/16/2040 ‡ (a)	300,000	284,123
Series 2020-1A, Class C, 5.75%, 7/16/2040 ‡ (a)	150,000	143,095
Series 2021-1A, Class C, 2.99%, 5/15/2041 ‡ (a)	536,000	456,470
FREED ABS Trust
Series 2021-2, Class C, 1.94%, 6/19/2028 ‡ (a)	200,000	193,060
Series 2022-1FP, Class D, 3.35%, 3/19/2029 ‡ (a)	700,000	638,682
Series 2022-3FP, Class C, 7.05%, 8/20/2029 ‡ (a)	500,000	489,263
Series 2022-4FP, Class C, 8.59%, 12/18/2029 (a)	1,000,000	1,004,602
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	1,000,000	832,549
Genesis Sales Finance Master Trust Series 2020-AA, Class C, 2.99%, 9/22/2025 (a)	300,000	273,605
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	1,000,000	916,356
Series 2021-2A, Class E, 2.87%, 5/15/2028 (a)	1,500,000	1,267,886
Series 2022-3A, Class E, 8.35%, 10/15/2029 (a)	750,000	688,381

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
HGI CRE CLO Ltd. (Cayman Islands)
Series 2022-FL3, Class B, 5.94%, 4/20/2037 ‡ (a) (g)	1,000,000	953,046
Series 2022-FL3, Class E, 7.64%, 4/20/2037 ‡ (a) (g)	663,500	620,673
Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 ‡ (a)	355,920	338,802
Series 2022-2A, Class D, 8.73%, 1/25/2037 ‡ (a)	564,982	546,008
Series 2020-AA, Class C, 6.42%, 2/25/2039 ‡ (a)	230,449	226,248
HIN Timeshare Trust
Series 2020-A, Class D, 5.50%, 10/9/2039 ‡ (a)	93,039	85,599
Series 2020-A, Class E, 6.50%, 10/9/2039 ‡ (a)	418,675	385,976
HINNT LLC Series 2022-A, Class D, 6.50%, 5/15/2041 ‡ (a)	793,112	748,069
Home Partners of America Trust Series 2022-1, Class D, 4.73%, 4/17/2039 ‡ (a)	962,080	876,797
Lendingpoint Asset Securitization Trust Series 2022-A, Class D, 4.54%, 6/15/2029 ‡ (a)	1,000,000	839,127
Lendmark Funding Trust
Series 2019-2A, Class C, 3.72%, 4/20/2028 ‡ (a)	100,000	88,422
Series 2019-2A, Class D, 5.24%, 4/20/2028 ‡ (a)	700,000	607,062
Series 2021-1A, Class D, 5.05%, 11/20/2031 ‡ (a)	870,000	653,644
Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	1,000,000	798,963
LL ABS Trust Series 2020-1A, Class B, 3.79%, 1/17/2028 ‡ (a)	63,386	63,244
LP LMS Asset Securitization Trust, 6.17%, 10/15/2028	550,000	526,735
Mariner Finance Issuance Trust
Series 2019-AA, Class D, 5.44%, 7/20/2032 (a)	1,500,000	1,327,109
Series 2021-AA, Class D, 3.83%, 3/20/2036 ‡ (a)	351,000	283,090
Series 2022-AA, Class D, 9.10%, 10/20/2037 ‡ (a)	650,000	649,303
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	600,000	569,079
Series 2021-1A, Class B, 2.33%, 3/20/2026 (a)	200,000	184,592
MVW LLC
Series 2020-1A, Class C, 4.21%, 10/20/2037 ‡ (a)	139,009	128,815
Series 2019-2A, Class B, 2.44%, 10/20/2038 ‡ (a)	63,359	59,246
Series 2022-2A, Class C, 7.62%, 10/21/2041 ‡ (a)	1,000,000	1,010,366
MVW Owner Trust Series 2019-1A, Class C, 3.33%, 11/20/2036 ‡ (a)	39,382	36,516
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D, 3.30%, 2/17/2039 ‡ (a)	340,000	297,315
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 ‡ (a)	420,000	362,793
NMEF Funding LLC Series 2021-A, Class C, 2.58%, 12/15/2027 ‡ (a)	600,000	564,942
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	208,435	189,707
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	755,406	669,456
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	208,748	184,654
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	1,087,138	957,324
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	248,825	227,603
Octane Receivables Trust Series 2020-1A, Class C, 2.89%, 3/20/2026 (a)	350,000	329,150
OneMain Direct Auto Receivables Trust Series 2019-1A, Class B, 3.95%, 11/14/2028 (a)	1,000,000	931,154
Oportun Funding XIV LLC
Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	1,600,000	1,467,188
Series 2021-A, Class C, 3.44%, 3/8/2028 ‡ (a)	380,000	345,955
Oportun Issuance Trust
Series 2022-2, Class C, 9.36%, 10/9/2029 ‡ (a)	750,000	731,863

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-3, Class C, 10.15%, 1/8/2030 (a)	762,000	741,955
Series 2021-B, Class B, 1.96%, 5/8/2031 ‡ (a)	400,000	343,879
Series 2021-B, Class C, 3.65%, 5/8/2031 ‡ (a)	100,000	83,481
Series 2022-A, Class C, 7.40%, 6/9/2031 ‡ (a)	755,000	683,629
Pagaya AI Debt Selection Trust Series 2021-1, Class B, 2.13%, 11/15/2027 ‡ (a)	499,794	466,528
PFP Ltd. (Cayman Islands)
Series 2021-7, Class C, 5.55%, 4/14/2038 ‡ (a) (g)	164,992	152,767
Series 2021-7, Class D, 6.30%, 4/14/2038 ‡ (a) (g)	169,992	154,839
Prestige Auto Receivables Trust
Series 2018-1A, Class D, 4.14%, 10/15/2024 (a)	83,774	83,529
Series 2022-1A, Class C, 7.09%, 8/15/2028 (a)	1,200,000	1,202,191
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 ‡ (a) (e)	629,727	582,039
Series 2021-RN3, Class A1, 1.84%, 9/25/2051 ‡ (a) (e)	821,322	738,439
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 ‡ (a) (e)	336,143	303,534
Progress Residential
Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 ‡ (a)	450,000	381,274
Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 ‡ (a)	645,000	545,048
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 ‡	651,000	557,919
Series 2020-SFR3, Class E, 2.30%, 10/17/2027 ‡ (a)	300,000	261,787
Series 2020-SFR3, Class G, 4.11%, 10/17/2027 ‡ (a)	500,000	443,467
Series 2020-SFR1, Class C, 2.18%, 4/17/2037 (a)	2,100,000	1,902,413
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 (a)	425,000	386,049
Series 2020-SFR1, Class F, 3.43%, 4/17/2037 ‡ (a)	450,000	408,343
Series 2020-SFR2, Class D, 3.87%, 6/17/2037 ‡ (a)	750,000	695,743
Series 2021-SFR2, Class E2, 2.65%, 4/19/2038 ‡ (a)	400,000	334,215
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 ‡ (a)	950,000	792,430
Series 2021-SFR5, Class E2, 2.36%, 7/17/2038 ‡ (a)	270,000	223,927
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 ‡ (a)	665,000	590,000
Series 2022-SFR5, Class E2, 6.86%, 6/17/2039 ‡ (a)	388,000	352,809
Series 2021-SFR7, Class E1, 2.59%, 8/17/2040 ‡ (a)	793,000	616,532
Series 2022-SFR1, Class E2, 3.99%, 2/17/2041 ‡ (a)	750,000	585,716
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 6.50%, 12/27/2044 (a) (g)	76,811	72,853
Regional Management Issuance Trust
Series 2020-1, Class C, 3.80%, 10/15/2030 ‡ (a)	300,000	268,244
Series 2021-1, Class D, 5.07%, 3/17/2031 ‡ (a)	500,000	409,571
Series 2022-2B, Class B, 8.51%, 11/17/2032 ‡ (a)	1,227,000	1,242,148
Santander Revolving Auto Loan Trust Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	150,000	135,884
SCF Equipment Leasing LLC Series 2022-2A, Class E, 6.50%, 6/20/2035 (a)	1,112,000	865,542
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class D, 6.59%, 7/20/2037 ‡ (a)	648,236	619,152
Series 2021-1A, Class D, 3.17%, 11/20/2037 ‡ (a)	300,805	272,662
Series 2022-1A, Class D, 6.00%, 10/20/2038 ‡ (a)	570,668	537,497
Series 2022-3A, Class D, 10.52%, 7/20/2039 ‡ (a)	939,628	946,929
Series 2022-2A, Class D, 9.22%, 6/20/2040 ‡ (a)	577,621	562,876
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (a)	682,936	615,469
Theorem Funding Trust Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	442,324	434,374
Tricon American Homes Series 2020-SFR1, Class E, 3.54%, 7/17/2038 ‡ (a)	300,000	262,092

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 4/11/2026	117,728	109,161
Series 2016-2, Class A, 3.10%, 10/7/2028	7,357	5,764
Series 2018-1, Class A, 3.70%, 3/1/2030	12,137	9,763
United Auto Credit Securitization Trust
Series 2022-2, Class C, 5.81%, 5/10/2027 (a)	856,000	841,531
Series 2022-2, Class E, 10.00%, 4/10/2029 (a)	1,000,000	967,195
Upstart Securitization Trust Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	1,021,257	1,000,455
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (a)	1,325,950	1,316,877
US Airways Pass-Through Trust Series 2011-1, Class A, 7.13%, 10/22/2023	12,183	12,237
US Auto Funding Trust Series 2022-1A, Class D, 9.14%, 7/15/2027 (a)	1,000,000	925,563
USASF Receivables LLC
Series 2020-1A, Class B, 3.22%, 5/15/2024 (a)	130,517	129,933
Series 2020-1A, Class D, 9.35%, 3/15/2027 (a)	750,000	749,637
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (a) (e)	201,430	192,281
Series 2021-NPL5, Class A1, 1.87%, 8/25/2051 ‡ (a) (e)	600,289	545,603
Veros Auto Receivables Trust Series 2021-1, Class B, 1.49%, 10/15/2026 (a)	300,000	285,576
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (e)	152,775	135,269
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 ‡ (a) (e)	692,499	619,982
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (e)	223,492	197,791
Westgate Resorts LLC
Series 2020-1A, Class C, 6.21%, 3/20/2034 ‡ (a)	106,564	105,079
Series 2022-1A, Class B, 2.29%, 8/20/2036 ‡ (a)	193,030	181,299
Series 2022-1A, Class D, 3.84%, 8/20/2036 ‡ (a)	772,120	715,217
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	500,000	451,096
Series 2022-2A, Class D, 5.48%, 9/15/2027 (a)	1,000,000	945,239
Total Asset-Backed Securities (Cost $108,886,815)		103,075,285
U.S. Treasury Obligations — 17.7%
U.S. Treasury Bonds
4.50%, 8/15/2039	715,000	776,138
1.13%, 5/15/2040	994,000	636,082
4.38%, 5/15/2040	370,000	394,151
1.13%, 8/15/2040	6,437,100	4,088,313
1.38%, 11/15/2040	2,433,000	1,613,478
4.75%, 2/15/2041	2,968,000	3,305,378
2.25%, 5/15/2041	4,236,000	3,254,936
2.75%, 8/15/2042	2,544,000	2,095,521
3.75%, 11/15/2043	2,226,000	2,136,090
3.38%, 11/15/2048	1,609,000	1,459,979
2.38%, 11/15/2049	6,085,000	4,548,062
2.00%, 2/15/2050	358,000	244,545
1.88%, 2/15/2051	1,207,000	795,866
2.38%, 5/15/2051	7,764,000	5,773,868
2.25%, 2/15/2052	8,395,000	6,062,436
U.S. Treasury Notes
2.13%, 2/29/2024	156,000	151,241

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
1.13%, 2/28/2025	565,000	527,260
0.25%, 8/31/2025	1,548,000	1,392,958
1.13%, 10/31/2026	10,471,000	9,402,631
0.50%, 8/31/2027	6,112,000	5,227,193
3.13%, 8/31/2027	1,895,000	1,837,114
0.63%, 11/30/2027	2,224,000	1,900,999
1.25%, 3/31/2028	180,000	157,809
1.25%, 4/30/2028	4,100,000	3,587,980
1.25%, 9/30/2028	9,421,000	8,168,301
3.13%, 8/31/2029	1,870,000	1,798,779
0.88%, 11/15/2030	430,000	349,392
1.38%, 11/15/2031	678,000	560,754
1.88%, 2/15/2032	5,701,000	4,909,095
2.75%, 8/15/2032	6,507,000	6,027,109
U.S. Treasury STRIPS Bonds
2.57%, 5/15/2032 (i)	2,200,000	1,532,996
1.67%, 5/15/2033 (i)	3,205,000	2,144,140
3.60%, 2/15/2034 (i)	4,986,000	3,228,327
1.33%, 8/15/2039 (i)	511,000	275,160
4.03%, 2/15/2040 (i)	2,155,000	1,085,214
2.42%, 11/15/2040 (i)	3,172,000	1,535,327
2.27%, 8/15/2041 (i)	207,000	96,718
2.26%, 11/15/2041 (i)	845,000	397,370
2.60%, 2/15/2042 (i)	1,065,000	482,360
1.39%, 2/15/2045 (i)	649,000	263,319
Total U.S. Treasury Obligations (Cost $105,731,419)		94,224,389
Mortgage-Backed Securities — 15.5%
FHLMC Gold Pools, 30 Year Pool # G60855, 4.50%, 12/1/2045	72,827	73,091
FHLMC Gold Pools, Other
Pool # WN2203, 3.75%, 8/1/2032	1,200,000	1,133,343
Pool # N31271, 4.50%, 1/1/2036	13,819	13,535
FHLMC UMBS, 30 Year
Pool # QA5045, 4.00%, 11/1/2049	76,170	72,712
Pool # QB1397, 2.50%, 7/1/2050	2,294,590	1,978,543
FNMA UMBS, 20 Year Pool # MA3004, 4.00%, 5/1/2037	358,143	346,642
FNMA UMBS, 30 Year
Pool # AL2374, 4.00%, 12/1/2041	104,482	102,447
Pool # AL4244, 4.00%, 7/1/2042	120,378	118,815
Pool # BM1164, 3.50%, 12/1/2045	82,850	77,471
Pool # MA3073, 4.50%, 7/1/2047	19,525	19,392
Pool # BK4769, 5.00%, 8/1/2048	352,207	356,449
Pool # BN5013, 5.00%, 1/1/2049	119,547	120,897
Pool # BO1073, 4.50%, 6/1/2049	28,132	27,554
Pool # BO3039, 3.00%, 7/1/2049	168,269	150,006
Pool # BN6475, 4.00%, 7/1/2049	7,832	7,509
Pool # BO2562, 4.00%, 7/1/2049	82,741	79,377
Pool # BO4519, 4.00%, 8/1/2049	3,533	3,381
Pool # BO2203, 3.50%, 9/1/2049	248,205	229,809

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FS1186, 3.50%, 1/1/2050 (h)	1,797,485	1,665,726
Pool # CA5702, 2.50%, 5/1/2050	1,406,405	1,218,366
Pool # BU0070, 2.50%, 10/1/2051	961,520	825,834
Pool # FM9961, 3.00%, 12/1/2051	484,761	429,667
Pool # CB2637, 2.50%, 1/1/2052	493,141	423,904
Pool # BV0273, 3.00%, 1/1/2052	305,098	271,640
Pool # CB2670, 3.00%, 1/1/2052	455,290	403,267
Pool # BV3930, 3.00%, 2/1/2052	590,749	523,961
Pool # BV0295, 3.50%, 2/1/2052	664,098	618,777
Pool # FS1954, 3.00%, 3/1/2052	1,919,798	1,726,845
Pool # BW6017, 3.50%, 5/1/2052	596,538	548,574
Pool # CB4830, 4.50%, 9/1/2052	1,646,339	1,607,196
Pool # CB4837, 5.00%, 10/1/2052	1,497,426	1,498,010
FNMA, Other
Pool # AM8846, 2.68%, 5/1/2025	141,656	135,205
Pool # AM0414, 2.87%, 9/1/2027	399,109	374,194
Pool # AN7560, 2.90%, 12/1/2027	183,843	171,169
Pool # BL2367, 3.48%, 5/1/2029	538,404	512,597
Pool # BS1577, 1.82%, 2/1/2030	859,516	732,037
Pool # BS6827, 4.19%, 5/1/2030	916,373	909,358
Pool # BS4878, 2.44%, 6/1/2030	595,253	526,394
Pool # 387898, 3.71%, 8/1/2030	747,300	714,538
Pool # BS5171, 2.51%, 10/1/2030	1,925,000	1,685,382
Pool # BS5985, 3.99%, 11/1/2030	425,000	414,601
Pool # BL9645, 1.50%, 1/1/2031	100,000	80,326
Pool # BL9627, 1.56%, 1/1/2031	500,000	403,694
Pool # BS1731, 1.82%, 1/1/2031	976,527	817,817
Pool # BS2422, 1.67%, 7/1/2031	1,200,000	965,462
Pool # BS2898, 1.56%, 9/1/2031	1,000,000	789,937
Pool # BS3612, 1.93%, 11/1/2031	1,500,000	1,221,781
Pool # BS4563, 2.01%, 1/1/2032	1,100,000	904,107
Pool # BM7037, 1.75%, 3/1/2032 (g)	1,099,798	880,588
Pool # BS4654, 2.39%, 3/1/2032	1,481,827	1,269,901
Pool # BL6367, 1.82%, 4/1/2032	330,000	270,165
Pool # BS5130, 2.55%, 4/1/2032	494,946	431,262
Pool # BS6301, 3.67%, 8/1/2032	945,000	890,453
Pool # BS6385, 3.89%, 8/1/2032	2,491,000	2,393,406
Pool # BS6448, 3.93%, 8/1/2032	1,550,000	1,492,129
Pool # BS6335, 3.75%, 9/1/2032	1,030,000	978,000
Pool # BS6339, 3.80%, 9/1/2032	1,056,986	1,006,287
Pool # BS6347, 4.03%, 9/1/2032	350,000	334,587
Pool # BS6759, 3.97%, 10/1/2032	906,949	876,594
Pool # BL8708, 1.40%, 11/1/2032	200,000	150,632
Pool # BS6995, 4.18%, 11/1/2032	1,015,000	997,310
Pool # BS6849, 4.23%, 11/1/2032	800,000	788,718
Pool # BS6815, 4.71%, 11/1/2032	1,283,000	1,315,314
Pool # BS6994, 4.85%, 11/1/2032	661,000	685,474
Pool # BS7203, 4.98%, 11/1/2032	1,249,000	1,305,981
Pool # BS7095, 4.80%, 12/1/2032 (h)	1,023,597	1,056,970

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AN6000, 3.21%, 7/1/2033	970,245	876,700
Pool # AN9725, 3.76%, 7/1/2033	102,579	97,207
Pool # BS4197, 2.14%, 12/1/2033	500,000	409,436
Pool # BS6427, 3.75%, 9/1/2034	1,010,000	927,361
Pool # BL3772, 2.92%, 10/1/2034	692,530	607,890
Pool # BS5018, 2.88%, 10/1/2035	750,000	605,240
Pool # AN7345, 3.21%, 11/1/2037	634,932	550,519
Pool # MA1072, 3.50%, 5/1/2042	10,566	9,892
Pool # BF0230, 5.50%, 1/1/2058	420,015	438,042
Pool # BF0400, 4.00%, 8/1/2059	739,708	711,030
Pool # BF0497, 3.00%, 7/1/2060	75,022	66,213
Pool # BF0560, 2.50%, 9/1/2061	955,109	798,667
Pool # BF0562, 3.50%, 9/1/2061	941,750	860,909
Pool # BF0583, 4.00%, 12/1/2061	950,681	908,883
Pool # BF0586, 5.00%, 12/1/2061	964,996	960,601
GNMA I, 30 Year Pool # CO1928, 5.50%, 10/15/2052	1,293,163	1,339,368
GNMA II
Pool # CJ7125, ARM, 5.74%, 10/20/2071 (g)	452,581	464,493
Pool # CJ7141, ARM, 5.66%, 11/20/2071 (g)	439,990	449,789
Pool # CE9384, ARM, 5.74%, 11/20/2071 (g)	725,650	744,116
Pool # CE5557, ARM, 5.84%, 11/20/2071 (g)	99,169	102,493
Pool # CK2792, ARM, 5.83%, 3/20/2072 (g)	815,495	843,437
Pool # CO0363, ARM, 5.99%, 7/20/2072 (g)	783,826	820,776
GNMA II, 30 Year
Pool # AJ9020, 4.50%, 10/20/2044	33,811	33,119
Pool # BB3525, 4.00%, 9/20/2047	24,143	23,375
Pool # BM2418, 4.00%, 8/20/2049	16,171	15,855
Pool # BN7049, 4.50%, 8/20/2049	156,014	154,439
Pool # BP7160, 4.50%, 9/20/2049	86,996	88,295
Pool # CC9803, 4.00%, 4/20/2051	343,357	328,934
Pool # MA7534, 2.50%, 8/20/2051	4,672,286	4,118,792
Pool # MA7705, 2.50%, 11/20/2051	6,413,713	5,651,744
Pool # CH7863, 3.50%, 12/20/2051	703,408	656,821
Pool # CI2080, 3.50%, 12/20/2051	850,438	781,480
Pool # CH0876, 3.00%, 1/20/2052	111,301	101,015
Pool # CH0877, 3.00%, 1/20/2052	274,956	249,459
Pool # CH0878, 3.00%, 1/20/2052	324,589	294,285
Pool # CJ3916, 3.00%, 1/20/2052	748,019	692,090
Pool # CK2608, 3.00%, 1/20/2052	474,038	429,221
Pool # CK4909, 3.00%, 1/20/2052	98,346	89,048
Pool # CK4916, 3.00%, 1/20/2052	222,486	201,087
Pool # CJ8184, 3.50%, 1/20/2052	630,044	585,197
Pool # CK4918, 3.50%, 1/20/2052	78,694	73,580
Pool # CK7137, 4.00%, 1/20/2052	478,664	457,139
Pool # CK2667, 3.00%, 2/20/2052	628,957	568,296
Pool # CK2672, 3.50%, 2/20/2052	591,787	553,302
Pool # CM2154, 3.00%, 3/20/2052	788,422	704,578
Pool # CM2278, 3.50%, 4/20/2052	861,362	804,277
Pool # CO4826, 5.00%, 6/20/2052	589,038	588,862

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CO4847, 5.00%, 7/20/2052	881,456	881,193
Pool # MA8200, 4.00%, 8/20/2052	1,959,944	1,871,799
Pool # CO1924, 4.50%, 10/20/2052	1,205,467	1,193,249
Pool # CP8517, 4.50%, 10/20/2052	998,432	978,413
Pool # CO1925, 5.00%, 10/20/2052	998,849	1,013,413
Total Mortgage-Backed Securities (Cost $88,231,705)		82,930,529
Commercial Mortgage-Backed Securities — 5.5%
BAMLL Re-REMIC Trust
Series 2014-FRR4, Class BK29, PO, 4/27/2023 (a)	836,170	808,322
Series 2014-FRR5, Class AK37, 2.39%, 1/27/2047 (a) (g)	770,000	728,652
BB-UBS Trust Series 2012-SHOW, Class E, 4.16%, 11/5/2036 ‡ (a) (g)	225,000	196,871
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	2,000,000	1,791,055
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class DK45, 0.00%, 2/28/2025 ‡ (a)	380,000	296,598
Series 2021-FRR1, Class CK45, 1.40%, 2/28/2025 ‡ (a) (g)	500,000	431,977
Series 2021-FRR1, Class BK45, 2.10%, 2/28/2025 ‡ (a) (g)	600,000	526,091
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 ‡ (a)	480,000	338,700
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 ‡ (a)	430,000	305,769
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 ‡ (a)	1,150,000	612,090
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 ‡ (a)	400,000	216,589
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (a)	239,000	183,528
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN1, Class M1, 5.55%, 1/25/2051 (a) (g)	275,876	257,577
Series 2021-MN1, Class M2, 7.30%, 1/25/2051 (a) (g)	685,000	609,861
Series 2021-MN3, Class M1, 5.82%, 11/25/2051 (a) (g)	582,044	547,121
Series 2022-MN4, Class M1, 7.77%, 5/25/2052 (a) (g)	994,898	972,664
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KW06, Class A2, 3.80%, 6/25/2028 (g)	1,750,000	1,696,438
Series K088, Class A2, 3.69%, 1/25/2029	350,000	337,193
Series K128, Class X3, IO, 2.88%, 4/25/2031 (g)	550,000	91,082
Series K142, Class A2, 2.40%, 3/25/2032	1,250,000	1,065,972
Series K-151, Class A2, 3.80%, 10/25/2032 (g)	1,050,000	1,000,476
Series K-1520, Class X1, IO, 0.58%, 2/25/2036 ‡ (g)	4,491,113	185,644
Series K-1520, Class X3, IO, 3.20%, 4/25/2039 (g)	550,000	140,069
Series 2022-MN4, Class M2, 10.02%, 5/25/2052 (a) (g)	750,000	728,896
Series K145, Class AM, 2.58%, 6/25/2055	1,100,000	936,494
Series Q014, Class X, IO, 2.79%, 10/25/2055 (g)	1,913,305	361,582
FHLMC, Multi-Family WI Certificates Series K153, Class A2, 3.82%, 1/25/2033	1,000,000	947,886
FNMA ACES
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (g)	265,482	246,080
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (g)	300,000	236,707
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (g)	700,000	558,013
Series 2022-M1, Class A1, 1.73%, 10/25/2031 (g)	483,646	422,218
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (g)	1,400,000	1,123,916
Series 2022-M2S, Class A1, 3.75%, 5/25/2032 (g)	1,000,000	965,250
Series 2022-M13, Class A2, 2.68%, 6/25/2032	1,372,000	1,177,781
Series 2020-M53, Class A2, 1.74%, 11/25/2032 (g)	1,250,000	979,863
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	52,786	49,204

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2021-M3, Class X1, IO, 2.06%, 11/25/2033 (g)	532,267	48,293
FREMF Mortgage Trust
Series 2018-KL3W, Class CW, 4.23%, 8/25/2025 (a) (g)	250,000	225,531
Series 2018-KBX1, Class B, 3.69%, 1/25/2026 (a) (g)	500,000	457,096
Series 2021-KHG3, Class BFX, 2.48%, 9/25/2028 (a) (g)	1,000,000	815,914
Series 2015-K44, Class B, 3.85%, 1/25/2048 (a) (g)	200,000	190,350
Series 2015-K45, Class B, 3.73%, 4/25/2048 (a) (g)	199,293	190,337
Series 2015-K48, Class B, 3.77%, 8/25/2048 (a) (g)	200,000	190,442
Series 2015-K50, Class B, 3.91%, 10/25/2048 (a) (g)	200,000	189,852
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (g)	381,860	364,844
Series 2016-K52, Class B, 4.06%, 1/25/2049 (a) (g)	250,000	236,747
Series 2016-K53, Class C, 4.16%, 3/25/2049 (a) (g)	70,000	65,420
Series 2017-K729, Class B, 3.80%, 11/25/2049 (a) (g)	300,000	286,295
FRR Re-REMIC Trust Series 2018-C1, Class CK43, PO, 2/27/2048 ‡ (a)	612,660	503,210
JPMCC Re-REMIC Trust Series 2015-FRR2, Class AK39, 2.75%, 8/27/2047 (a) (g)	944,000	857,347
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 6.48%, 4/15/2038 ‡ (a) (g)	600,000	560,924
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.29%, 10/25/2049 ‡ (a) (g)	951,040	877,400
Series 2020-01, Class M7, 5.99%, 3/25/2050 ‡ (a) (g)	148,218	145,004
Series 2020-01, Class M10, 7.79%, 3/25/2050 ‡ (a) (g)	1,255,000	1,148,779
Total Commercial Mortgage-Backed Securities (Cost $31,740,116)		29,428,014
Collateralized Mortgage Obligations — 2.7%
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (a) (e)	268,939	246,020
Anchor Mortgage Trust Series 2021-1, Class A2, 3.65%, 10/25/2026 (a) (e)	476,191	446,231
Bayview Financing Trust Series 2021-2F, Class M2, 4.79%, 1/10/2032 ‡ (a) (g)	103,458	103,572
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (a)	937,325	793,857
Series 2022-MH1, Class M, 4.25%, 8/25/2054 ‡ (a) (e)	986,777	792,893
CSMC Trust
Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a) (g)	503,356	476,040
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (a) (e)	759,566	718,188
FHLMC, REMIC
Series 2708, Class ZD, 5.50%, 11/15/2033	89,320	91,040
Series 4302, Class PA, 4.00%, 12/15/2043	64,199	61,765
Series 4281, Class BC, 4.50%, 12/15/2043 (g)	91,924	90,678
Series 5141, Class AH, 2.25%, 11/25/2047	1,447,250	1,296,631
FNMA, REMIC
Series 2003-7, Class FA, 4.77%, 2/25/2033 (g)	86,343	86,394
Series 2013-108, Class GU, 3.00%, 10/25/2033	476,283	449,118
Series 2005-110, Class TY, 5.50%, 12/25/2035	54,830	56,105
Series 2007-89, Class F, 4.60%, 9/25/2037 (g)	97,874	97,328
Series 2011-112, Class PB, 4.00%, 11/25/2041	117,887	112,839
GNMA
Series 2010-H24, Class FA, 3.49%, 10/20/2060 (g)	60,381	59,640
Series 2014-H03, Class FA, 3.74%, 1/20/2064 (g)	39,546	39,258
Series 2015-H05, Class FC, 3.62%, 2/20/2065 (g)	252,367	248,273
Home RE Ltd. (Bermuda)
Series 2021-2, Class M1A, 4.80%, 1/25/2034 ‡ (a) (g)	107,092	106,676

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2022-1, Class M1C, 9.02%, 10/25/2034 ‡ (a) (g)	750,000	728,833
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a) (g)	255,000	240,309
PMT Credit Risk Transfer Trust Series 2021-1R, Class A, 6.95%, 2/27/2024 (a) (g)	228,735	218,127
PRPM LLC Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (g)	158,843	145,092
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 10.30%, 9/25/2032 ‡ (a) (g)	400,000	381,544
RCO VI Mortgage LLC Series 2022-1, Class A1, 3.00%, 1/25/2027 (a) (e)	459,252	428,205
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	155,860	146,972
Series 2018-3, Class MA, 3.50%, 8/25/2057 ‡ (g)	62,492	59,598
Series 2018-3, Class M55D, 4.00%, 8/25/2057 ‡ (g)	281,640	268,375
Series 2018-2, Class MT, 3.50%, 11/25/2057	617,151	556,650
Series 2018-2, Class M55D, 4.00%, 11/25/2057	313,673	301,167
Series 2019-1, Class MA, 3.50%, 7/25/2058 ‡	121,430	115,523
Series 2019-2, Class MA, 3.50%, 8/25/2058 ‡	143,442	136,166
Series 2020-3, Class M5TW, 3.00%, 5/25/2060 ‡	509,140	457,248
Series 2020-3, Class TTW, 3.00%, 5/25/2060 ‡	502,858	471,490
Series 2021-1, Class BXS, 12.63%, 9/25/2060 ‡ (a) (g)	149,600	108,557
Series 2022-1, Class MTU, 3.25%, 11/25/2061	507,233	447,786
Towd Point Mortgage Trust Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	754,000	707,822
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (g)	800,000	737,672
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (e)	1,634,974	1,472,306
Total Collateralized Mortgage Obligations (Cost $15,301,138)		14,501,988
U.S. Government Agency Securities — 0.3%
Resolution Funding Corp. STRIPS DN,4.28%, 4/15/2030 (i)(Cost $1,596,271)	2,195,000	1,586,489
	SHARES
Common Stocks — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Chesapeake Energy Corp.	185	19,147
EP Energy Corp. ‡ *	275	1,925
		21,072
Professional Services — 0.0% ^
NMG, Inc. ‡ *	1	178
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	270	6,885
Total Common Stocks (Cost $10,146)		28,135
	PRINCIPAL AMOUNT($)
Municipal Bonds — 0.0% (j) ^
Ohio — 0.0% ^
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114(Cost $32,776)	25,000	22,682

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	NO. OF WARRANTS	VALUE($)
Warrants — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD ‡ *	16	224
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ *	78	3,445
Total Warrants (Cost $1)		3,669
	SHARES
Preferred Stocks — 0.0% ^
Internet & Direct Marketing Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡(Cost $2,753)	2,868	3,079
	NO. OF RIGHTS
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ * (Cost $— )	56	1
	SHARES
Short-Term Investments — 9.4%
Investment Companies — 9.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (k) (l) (Cost $50,091,853)	50,091,853	50,091,853
Total Investments — 102.1% (Cost $584,647,819)		545,250,773
Liabilities in Excess of Other Assets — (2.1)%		(11,376,721)
NET ASSETS — 100.0%		533,874,052

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2022.
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(c)	Security is an interest bearing note with preferred security characteristics.
(d)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2022.

(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2022.

(f)	Defaulted security.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	The rate shown is the effective yield as of November 30, 2022.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of November 30, 2022.
Futures contracts outstanding as of November 30, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	118	03/22/2023	USD	13,428,031	104,846
U.S. Treasury Long Bond	86	03/22/2023	USD	10,978,438	107,987
U.S. Treasury Ultra Bond	97	03/22/2023	USD	13,310,219	308,974
U.S. Treasury 2 Year Note	183	03/31/2023	USD	37,616,508	131,628
U.S. Treasury 5 Year Note	108	03/31/2023	USD	11,750,063	94,292
					747,727
Short Contracts
U.S. Treasury 10 Year Note	(2)	03/22/2023	USD	(227,594)	(1,754)
U.S. Treasury 10 Year Ultra Note	(134)	03/22/2023	USD	(16,107,219)	(163,594)
U.S. Treasury 5 Year Note	(1)	03/31/2023	USD	(108,797)	(877)
					(166,225)
					581,502

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2022:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.39-V1	5.00	Quarterly	12/20/2027	4.79	USD 4,350,000	212,310	(337,411)	(125,101)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding — sell protection(**) as of November 30, 2022:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.38-V1	1.00	Quarterly	6/20/2027	0.73	USD 11,000,000	(5,238)	172,295	167,057

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$60,664,395	$42,410,890	$103,075,285
Collateralized Mortgage Obligations	—	9,787,821	4,714,167	14,501,988
Commercial Mortgage-Backed Securities	—	22,898,840	6,529,174	29,428,014
Common Stocks
Oil, Gas & Consumable Fuels	19,147	—	1,925	21,072
Professional Services	—	—	178	178
Wireless Telecommunication Services	—	—	6,885	6,885
Total Common Stocks	19,147	—	8,988	28,135
Corporate Bonds
Aerospace & Defense	—	2,803,984	—	2,803,984
Airlines	—	945,662	—	945,662
Auto Components	—	1,402,819	—	1,402,819
Automobiles	—	937,331	—	937,331
Banks	—	35,423,008	—	35,423,008
Beverages	—	1,528,088	—	1,528,088
Biotechnology	—	2,618,840	—	2,618,840
Building Products	—	1,455,510	—	1,455,510
Capital Markets	—	12,048,189	—	12,048,189
Chemicals	—	2,406,140	—	2,406,140
Commercial Services & Supplies	—	1,884,533	—	1,884,533
Communications Equipment	—	361,550	—	361,550
Construction & Engineering	—	532,058	—	532,058
Construction Materials	—	56,863	—	56,863
Consumer Finance	—	5,180,367	—	5,180,367
Containers & Packaging	—	1,924,311	—	1,924,311
Diversified Consumer Services	—	241,624	—	241,624
Diversified Financial Services	—	759,550	—	759,550
Diversified Telecommunication Services	—	6,304,161	3	6,304,164
Electric Utilities	—	10,352,712	—	10,352,712
Electrical Equipment	—	280,712	—	280,712
Electronic Equipment, Instruments & Components	—	354,321	—	354,321
Energy Equipment & Services	—	615,908	—	615,908
Entertainment	—	3,488,905	—	3,488,905
Equity Real Estate Investment Trusts (REITs)	—	2,968,716	—	2,968,716
Food & Staples Retailing	—	913,903	—	913,903
Food Products	—	980,026	—	980,026
Gas Utilities	—	257,717	—	257,717
Health Care Equipment & Supplies	—	728,136	—	728,136
Health Care Providers & Services	—	6,736,881	—	6,736,881

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Health Care Technology	$—	$190,982	$—	$190,982
Hotels, Restaurants & Leisure	—	5,087,130	—	5,087,130
Household Durables	—	753,896	—	753,896
Household Products	—	857,607	—	857,607
Independent Power and Renewable Electricity Producers	—	639,936	—	639,936
Industrial Conglomerates	—	188,770	—	188,770
Insurance	—	1,296,589	—	1,296,589
Interactive Media & Services	—	402,886	—	402,886
Internet & Direct Marketing Retail	—	1,121,293	—	1,121,293
IT Services	—	1,267,969	—	1,267,969
Leisure Products	—	141,369	—	141,369
Life Sciences Tools & Services	—	202,416	—	202,416
Machinery	—	908,338	—	908,338
Media	—	9,489,280	—	9,489,280
Metals & Mining	—	3,280,603	—	3,280,603
Mortgage Real Estate Investment Trusts (REITs)	—	963,936	—	963,936
Multiline Retail	—	102,316	—	102,316
Multi-Utilities	—	916,246	—	916,246
Oil, Gas & Consumable Fuels	—	13,586,563	—	13,586,563
Personal Products	—	574,917	—	574,917
Pharmaceuticals	—	4,120,444	—	4,120,444
Real Estate Management & Development	—	141,198	—	141,198
Road & Rail	—	1,919,153	—	1,919,153
Semiconductors & Semiconductor Equipment	—	2,088,529	—	2,088,529
Software	—	2,061,914	—	2,061,914
Specialty Retail	—	3,506,779	—	3,506,779
Technology Hardware, Storage & Peripherals	—	1,559,008	—	1,559,008
Textiles, Apparel & Luxury Goods	—	126,709	—	126,709
Thrifts & Mortgage Finance	—	878,595	—	878,595
Tobacco	—	1,514,032	—	1,514,032
Trading Companies & Distributors	—	1,765,625	—	1,765,625
Transportation Infrastructure	—	9,617	—	9,617
Wireless Telecommunication Services	—	1,197,487	—	1,197,487
Total Corporate Bonds	—	169,354,657	3	169,354,660
Mortgage-Backed Securities	—	82,930,529	—	82,930,529
Municipal Bonds	—	22,682	—	22,682
Preferred Stocks	—	—	3,079	3,079
Rights	—	—	1	1
U.S. Government Agency Securities	—	1,586,489	—	1,586,489
U.S. Treasury Obligations	—	94,224,389	—	94,224,389
Warrants	—	—	3,669	3,669
Short-Term Investments
Investment Companies	50,091,853	—	—	50,091,853
Total Investments in Securities	$50,111,000	$441,469,802	$53,669,971	$545,250,773

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$747,727	$—	$—	$747,727
Swaps	—	172,295	—	172,295
Depreciation in Other Financial Instruments
Futures Contracts	(166,225)	—	—	(166,225)
Swaps	—	(337,411)	—	(337,411)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$581,502	$(165,116)	$—	$416,386
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2022
Investments in Securities:
Asset-Backed Securities	$20,370,556	$51	$(3,376,833)	$34,389	$19,234,629	$(3,839,925)	$10,720,519	$(1,695,804)	$963,308	$42,410,890
Collateralized Mortgage Obligations	2,918,444	—	(299,718)	599	2,758,301	(585,893)	306,861	—	(384,427)	4,714,167
Commercial Mortgage-Backed Securities	5,075,115	—	(563,765)	84,840	4,033,558	(1,521,693)	—	—	(578,881)	6,529,174
Common Stocks	9,180	19,539	(20,721)	—	—	(25,163)	26,153	—	—	8,988
Corporate Bonds	3	—	—	—	280	(280)	—	—	—	3
Preferred Stocks	5,377	—	(2,298)	—	—	—	—	—	—	3,079
Rights	1	—	—	—	—	—	—	—	—	1
Warrants	1,861	—	1,808	—	—	—	—	—	—	3,669
Total	$28,380,537	$19,590	$(4,261,527)	$119,828	$26,026,768	$(5,972,954)	$11,053,533	$(1,695,804)	$—	$53,669,971

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations, Commercial Mortgage-Backed Securities and Asset-Backed Securities.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(4,256,682).
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2022.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$40,289,348	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (11.25%)
			Constant Default Rate	0.00% - 1.00% (0.03%)
			Yield (Discount Rate of Cash Flows)	5.87% - 15.64% (8.84%)

Asset-Backed Securities	40,289,348
	3,817,701	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (46.35%)
			Constant Default Rate	0.00% - 0.50% (0.06%)
			Yield (Discount Rate of Cash Flows)	5.25% - 14.83% (9.39%)

Collateralized Mortgage Obligations	3,817,701
	3,298,150	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (5.63%)
			Yield (Discount Rate of Cash Flows)	5.91% - 14.89% (9.60%)

Commercial Mortgage- Backed Securities	3,298,150
Total	$47,405,199

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30 2022, the value of these investments was $ 6,264,772. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (a) (b)	$35,701,290	$234,928,314	$220,537,751	$—	$—	$50,091,853	50,091,853	$630,815	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its posi

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
tion(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.